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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ANNUAL REPORT

August 31, 2018

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2018

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	7
Top Holdings and Sector Breakdowns	9
Portfolio of Investments	13
Statements of Assets & Liabilities	30
Statements of Operations	33
Statements of Changes in Net Assets	36
Financial Highlights	40
Notes to Financial Statements	50
Fund Holdings	57
Proxy Voting Policies, Procedures and Voting Records	57
Report of Independent Registered Public Accounting Firm	58
Board of Trustees and Executive Officers	59

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2018

Bond Funds

The bond markets experienced rising interest rates over the course of the last fiscal year, with the more rapidly rising short rates flattening the yield curve. The rising interest rates are a result of a continued economic growth and optimism for future growth bolstered by the Tax Cuts and Jobs Act and a Congress and President that are generally perceived to be pro-business, e.g., lower taxes and less regulation. The US GDP rose by 4.2% in the second quarter of 2018, a rate which last seen in the third quarter of 2014. Unemployment continued the downward trend that began in 2009, with the Bureau of Labor Statistics and reporting a low of 3.8% unemployment in May 2018 and 3.9% at fiscal year end. The US Consumer Price Index was above 2% for the first sustained period of time since 2011-12, ending the fiscal year at 2.7%. With this economic backdrop, the Federal Reserve has continued to raise the Fed Funds target rate, which rose 75 basis points over the course of fiscal year, from 1.00-1.25% to 1.75-2.00%. Thus far, the markets have had a muted response to trade tariffs imposed by the US on many countries, especially China, implying the prevailing sentiment that a full blown trade war will be averted before there is significant detrimental impact to the economy.

In response to the Federal Reserve’s tightening and expected future tightening of the Fed Funds target rate, the three month T-Bill rates rose steadily over the course of the year, with a range from 1.00% to 2.12%, ending the fiscal year at 2.09%. The yield on the two-year note also rose steadily over the course of the year, rising from a low of 1.26% in early September 2017 to close out the fiscal year at 2.63%.

Intermediate and longer dated US Treasuries rose in the first half of the fiscal year and then remained rangebound in the second half of the year, leading to the aforementioned flattening of the yield curve. The five-year note rose from 1.63% to 2.69% through the first half of the year, then generally traded between 2.60% and 2.85%, ending the fiscal year at 2.74%. The 10 year US Treasury bond yield rose during the first half of the fiscal year, rising from 2.04% in September 2017 to 2.95% in mid-February 2018. Though it did trade outside both bounds for brief periods, the remainder of the year traded from 2.8% to 3.00%.The 30-year yield followed the same pattern but with less volatility, rising from 2.67% to 3.22% over the first half of the year before settling into a range that was generally between 2.95% and 3.2%, ending the year at 3.02%.

The U.S. Government Securities Fund ended the fiscal year ended August 31, 2018 with a duration of 4.24 years and a total return of the Direct Shares for the period of -1.88%. The fund returns, as is the case for all fixed income investments, have been negatively impacted by the rising interest rates. All of the securities in the Fund are backed by the full faith and credit of the United States.

California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the level and shape of the benchmark U.S. Treasury curve, as well as the specific economic circumstances of both the State of California and each specific issuer. The relative value of municipal bonds to US Treasuries, as measured by the Bloomberg AAA Muni Yield % of Treasury, ended the year very close to where it started across the yield curve. There was some volatility during the year though, as municipal bond spreads widened significantly in November 2017 on speculation that tax reform (eventually passed as the Tax Cuts and Jobs Act) would limit or nullify the Federal tax-exempt status of most municipal bond income. This resulted in rising yields due to concern about tax-exempt status and a large supply of new issuance as issuers accelerated bringing deals to market in an attempt to issue debt before potentially negative impacts of tax reform. This spike in yields which began in early November 2017 and lasted about a month, after which the relative value of municipals to US Treasuries changed little the remainder of the year. Most California municipal bond investors continue to benefit from generally strong and improving economic conditions throughout the state. Standard & Poor’s, Moody’s and Fitch all maintained their rating on CA GO bonds at AA-, Aa3, and AA- respectively. The Bloomberg US California Muni yield curve, like the US Treasury curve, flattened over the course of the year. The difference in yield between the 2 year and 10 year bonds at fiscal year end was at 0.8% compared to 1.14% at the end of the prior fiscal year end.

The California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2018 was -0.74%, and the duration was 4.99 years at fiscal year end. The portfolio average credit rating was maintained at AA.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2018

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
California Tax-Free Income Fund	-0.74%	2.73%	3.25%	5.59%
Barclays Municipal Bond Index	0.49%	4.20%	4.36%	6.17%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	-1.88%	0.75%	1.51%	5.24%
Barclays GNMA Index	-0.40%	2.33%	3.51%	6.32%
Barclays Treasury Index	-1.54%	1.72%	2.86%	6.06%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	-2.37%	0.25%	1.00%	1.80%
Barclays GNMA Index	-0.40%	2.33%	3.51%	3.92%
Barclays Treasury Index	-1.54%	1.72%	2.86%	3.38%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	-0.21%	0.04%	0.56%	1.96%
Barclays 1-3 Yr. Treasury Index	-0.08%	0.62%	1.19%	2.81%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	-0.72%	-0.47%	0.07%	0.83%
Barclays 1-3 Yr. Treasury Index	-0.08%	0.62%	1.19%	1.92%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2018

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The S&P Nasdaq-100 Index Fund had a correlation of 0.997 for the fiscal year. The S&P 500 Index Fund, SmallCap Fund and S&P MidCap Index Fund each had a correlation of 0.999.

During the fiscal year, the Direct shares of the S&P SmallCap Index Fund out-performed the Direct Shares of the S&P 500 and MidCap Index Fund by posting gains of 30.95%, compared to 19.64% and 19.48%, respectively. It’s important to note, however, that during the year the relative performance varied substantially. After the new tax bill that went into effect in the beginning of the year, the S&P SmallCap fund substantially outperformed the S&P 500 and MidCap Index funds. Though the returns of these three funds remained relatively flat for the balance of the fiscal year, the SmallCap fund had a strong rally compared to the other two funds during the last four months.

The Nasdaq-100 Index Fund (Direct Shares) finished up 25.73%, versus a benchmark performance of 29.14%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of October 2018, Apple Inc. alone made up 12.94% of the index and the top ten holdings accounted for over 50% of the index. It provides investors a strong technology exposure as well as the related volatility.

The Shelton Core Value Fund is a value fund that focuses on income as well as the potential for capital appreciation. The Direct Shares were up 11.32% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 8.33% and the LargeCap value market, as measured by the S&P 500 Value Index, by 1.47%. United States equity markets performed exceptionally well through the year, delivering excellent returns in all but one sector. The single biggest factor in the US Markets was one of market and business optimism. A graph of the Small Business Optimism Index and the recent positive spike best captures the “animal spirits” that are driving investment and growth. The Tax Cuts and Jobs Act of 2017 and the subsequent economic performance reinforced views that the regulatory environment would ease and business conditions would improve. Sectors such as technology and consumer discretionary substantially outperformed as measures of unemployment improved. In managing the Core Value Fund, we spent much of the year positioned to deliver conservative returns while working to protect some of the fund from macro risks in the market.

A few very real concerns include the threat of war on the Korean Peninsula, the normalization of Fed interest rate policy, a “never attempted before” unwinding the Federal Reserve’s balance sheet, the rapid growth of our national debt as a percentage of GDP, an ongoing threat of political crisis driven by special counsel investigations and finally, an increasingly polarized political environment and a breathless 24 hour media. Finally, US trade negotiators have taken on a new style where they have used much more aggressive styles. While this has so far proven to be very favorable for getting Mexico and Canada to move, it involves a lot of alarming headlines and subsequently, an alarmingly high risk of a trade war with China. With this, we focused on maintaining a lower risk profile in the fund by maintaining our higher level of cash and sticking to our investment style of holding stocks for the long-term, that we believe to have strong strong fundementals and solid business models and predictable future earnings. The net is that the fund underperformed the broader market by being much more conservatively invested.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large-cap stocks out-perform their smaller counterparts, this strategy may result in underperformance. So why balance these three sectors in this way? Two reasons: First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, small-cap stocks have returned more to investors over the long haul.

Our view at the time of writing is that while growth will continue to come slowly, corporations will be profitable, and US equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility. The current political dysfunction, in our opinion, is singularly responsible for the poor economic growth we are seeing in the economy. We will become much more bullish if the political dialog about economic policy improves as we believe this is the simplest, most direct route to economic growth and labor market participation. Capital markets perform best with a strong rule of law governing property rights and minimal incremental government influence.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Shelton Green Alpha Fund

The Shelton Green Alpha Fund invests primarily in stocks of companies that are believed by the Sub-Advisor, Green Alpha Advisors, LLC, to be leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued relative to their growth potential. For the year ending August 31, 2018 the Shelton Green Alpha Fund’s return was 2.19%, underperforming the 19.65% return of the S&P 500 Index, the fund’s benchmark. While most sectors contributed positively to performance during the period, the fund’s exposure to renewable energy was a significant detractor and contributed to the underperformance versus the fund’s benchmark.

In line with the Fund’s environmental focus, the Fund’s investments throughout the year reflected the Sub-Advisor’s view of a diversified portfolio of companies who are leaders in a number of industries includes wind energy, solar PV and thin-film, water desalination, waste-to-value building materials, efficient industrial machinery and automation, electric transportation, mobile communications, internet of things, data infrastructure, energy efficiency and lighting, and natural foods, among others.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2018

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	19.64%	14.25%	10.69%	9.73%
S&P 500 Composite Stock Price Index	19.65%	14.51%	10.85%	9.89%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	19.05%	13.67%	10.14%	8.57%
S&P 500 Composite Stock Price Index	19.65%	14.51%	10.85%	9.29%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	19.48%	13.02%	10.95%	11.98%
S&P MidCap 400 Index	19.98%	13.27%	11.33%	12.30%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	18.86%	12.46%	10.40%	9.91%
S&P MidCap 400 Index	19.98%	13.27%	11.33%	10.89%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	30.95%	14.92%	11.97%	10.41%
S&P SmallCap 600 Index	32.36%	15.38%	12.40%	11.09%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2018

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	30.26%	14.34%	11.41%	10.60%
S&P SmallCap 600 Index	32.36%	15.38%	12.40%	11.60%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	11.32%	10.07%	9.19%	8.17%
S&P / Citigroup Value Index	13.23%	11.31%	8.73%	8.15%
S&P 500 Composite Stock Price Index	19.65%	14.51%	10.85%	9.05%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	10.75%	9.52%	8.66%	8.03%
S&P / Citigroup Value Index	13.23%	11.31%	8.73%	8.21%
S&P 500 Composite Stock Price Index	19.65%	14.51%	10.85%	9.29%

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	25.73%	20.18%	15.75%	4.02%
Nasdaq-100 Index	29.14%	21.46%	16.38%	4.71%

K SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	25.03%	19.58%	15.18%	11.79%
Nasdaq-100 Index	29.14%	21.46%	16.38%	12.93%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2018

DIRECT SHARES

Average Annual Total Returns*
for the periods ended 8/31/18

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Green Alpha Fund**	2.19%	8.15%	N/A	11.00%
S&P 500 Composite Stock Price Index	19.65%	14.51%	N/A	14.96%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund’s Expenses (Unaudited) August 31, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,011	$ 3.48	0.69%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 3.54	0.69%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,009	$ 3.73	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 3.80	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,006	$ 6.24	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 6.35	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,005	$ 2.97	0.59%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 3.03	0.59%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,002	$ 5.47	1.09%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.59	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,006	$ 2.67	0.53%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 2.72	0.53%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,004	$ 5.17	1.03%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.28	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,077	$ 2.50	0.48%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,048	$ 2.46	0.48%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,074	$ 5.10	0.98%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.02	0.98%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,103	$ 3.37	0.64%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,047	$ 3.28	0.64%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,099	$ 6.00	1.14%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 5.84	1.14%

About Your Fund’s Expenses (Unaudited) August 31, 2018 (Continued)

	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period*	Net Annual Expense Ratio
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,195	$ 4.40	0.80%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 4.10	0.80%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,192	$ 7.14	1.30%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 6.66	1.30%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,026	$ 3.81	0.75%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,046	$ 3.85	0.75%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,024	$ 6.34	1.25%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,044	$ 6.41	1.25%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,104	$ 2.58	0.49%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,048	$ 2.52	0.49%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,101	$ 5.21	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,045	$ 5.08	0.99%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,015	$ 6.57	1.30%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,043	$ 6.66	1.30%

*	Expenses are equal to the Fund’s expense ratio annualized.

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2018

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,421,220	5.1%
2	California State Public Works Board	Lease Revenue Bonds; 2009 Series I-1	3,161,130	4.7%
3	Los Rios Community College District	Tax-Exempt Various Purpose General Obligation Bonds	2,799,050	4.1%
4	San Francisco Bay Area Rapid Transit District	General Obligation Bonds; 2008 Election, Series B	2,706,249	4.0%
5	Mount San Antonio Community College District	San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,644,034	3.9%
6	California Educational Facilities Authority	General Obligation Bonds; Election of 2008, Series 2013A	2,507,050	3.7%
7	William S Hart Union High School District	Revenue Bonds (University of Southern California); Series 2009A	2,506,254	3.7%
8	East Bay Municipal Utility District Water System Revenue	General Obligation Bonds; 2001 Election, Series B	2,431,608	3.6%
9	City of Los Angeles CA	Water System Revenue Bonds; 2015 Series B	2,197,680	3.3%
10	Los Angeles Department of Water	General Obligation refunding Bonds; Series 2012-A	2,189,157	3.2%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	08/15/2023	$ 2,472,607	12.9%
2	United States Treasury Note/Bond	02/15/2022	2,343,938	12.2%
3	United States Treasury Note/Bond	05/15/2025	2,109,336	11.0%
4	United States Treasury Note/Bond	08/15/2020	2,100,000	10.9%
5	United States Treasury Note/Bond	02/15/2021	2,044,844	10.6%
6	United States Treasury Note/Bond	02/15/2019	1,703,652	8.9%
7	United States Treasury Note/Bond	02/29/2024	1,257,953	6.5%
8	United States Treasury Note/Bond	02/15/2026	972,109	5.1%
9	United States Treasury Note/Bond	08/15/2027	857,549	4.5%
10	United States Treasury Note/Bond	05/15/2037	650,313	3.4%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	01/31/2020	$ 1,082,318	17.1%
2	United States Treasury Note/Bond	07/31/2020	988,574	15.6%
3	United States Treasury Note/Bond	01/31/2021	987,500	15.6%
4	United States Treasury Note/Bond	01/31/2019	896,414	14.2%
5	United States Treasury Note/Bond	07/31/2021	790,234	12.5%
6	United States Treasury Note/Bond	06/30/2019	692,125	10.9%
7	United States Treasury Bill	10/18/2018	299,275	4.7%
8	United States Treasury Note/Bond	06/30/2019	298,061	4.7%
9	United States Treasury Note/Bond	06/30/2022	195,680	3.1%
10	Ginnie Mae II Pool	11/20/2034	67,494	1.1%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2018

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	11/08/2018	$ 9,264,852	17.0%
2	United States Treasury Bill	10/18/2018	8,079,320	14.8%
3	United States Treasury Bill	09/20/2018	7,792,156	14.3%
4	United States Treasury Bill	09/06/2018	6,998,156	12.9%
5	United States Treasury Bill	10/04/2018	6,987,769	12.8%
6	United States Treasury Bill	11/29/2018	6,965,240	12.8%
7	United States Treasury Bill	12/06/2018	3,779,020	6.9%
8	United States Treasury Bill	01/03/2019	2,581,169	4.7%
9	United States Treasury Bill	11/15/2018	1,991,564	3.7%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 8,731,659	4.6%
2	Microsoft Corp	6,745,304	3.5%
3	Amazon.com Inc	6,329,973	3.3%
4	Facebook Inc	3,295,640	1.7%
5	Berkshire Hathaway Inc	3,148,124	1.6%
6	JPMorgan Chase & Co	3,090,910	1.6%
7	Alphabet Inc - Class C	2,930,965	1.5%
8	Johnson & Johnson	2,822,833	1.5%
9	Alphabet Inc - Class A	2,815,895	1.5%
10	Exxon Mobil Corp	2,614,344	1.4%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	WellCare Health Plans Inc	$ 952,188	0.7%
2	Domino's Pizza Inc	922,849	0.7%
3	Jack Henry & Associates Inc	865,082	0.7%
4	Fortinet Inc	852,342	0.7%
5	Keysight Technologies Inc	829,164	0.6%
6	IDEX Corp	827,487	0.6%
7	PTC Inc	816,810	0.6%
8	Teleflex Inc	787,817	0.6%
9	Steel Dynamics Inc	766,069	0.6%
10	Trimble Inc	749,338	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2018

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$ 1,198,065	1.4%
2	Ligand Pharmaceuticals Inc	555,477	0.6%
3	Trex Co Inc	500,238	0.6%
4	HealthEquity Inc	496,487	0.6%
5	Neogen Corp	483,645	0.5%
6	CACI International Inc	483,210	0.5%
7	Inogen Inc	462,533	0.5%
8	ASGN Inc	456,746	0.5%
9	Insperity Inc	449,557	0.5%
10	Ingevity Corp	426,565	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	JPMorgan Chase & Co	$ 8,137,472	4.5%
2	United States Treasury Bill	7,288,230	4.1%
3	Sprouts Farmers Market Inc	6,882,200	3.8%
4	Wells Fargo & Co	5,139,749	2.9%
5	Ford Motor Co	4,955,196	2.8%
6	Bank of America Corp	4,330,200	2.4%
7	Microsoft Corp	4,227,315	2.4%
8	The Goldman Sachs Group Inc	3,769,289	2.1%
9	BP PLC	3,492,019	1.9%
10	Chevron Corp	3,473,721	1.9%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 68,618,608	10.4%
2	Amazon.com Inc	47,693,176	7.3%
3	Microsoft Corp	47,392,476	7.2%
4	Alphabet Inc - Class C	25,739,137	3.9%
5	Alphabet Inc - Class A	24,962,427	3.8%
6	Facebook Inc	23,813,172	3.6%
7	Cisco Systems Inc	20,464,047	3.1%
8	Intel Corp	20,102,857	3.1%
9	Comcast Corp	15,245,872	2.3%
10	NVIDIA Corp	14,764,891	2.2%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2018

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Pattern Energy Group Inc	$ 2,751,300	5.7%
2	Vestas Wind Systems A/S	2,658,225	5.5%
3	Applied Materials Inc	2,086,470	4.3%
4	First Solar Inc	2,057,160	4.3%
5	Tesla Inc	2,051,288	4.3%
6	Sunrun Inc	1,836,800	3.8%
7	Alphabet Inc - Class C	1,705,466	3.5%
8	Canadian Solar Inc	1,704,532	3.5%
9	International Business Machines Corp	1,538,040	3.2%
10	Hannon Armstrong Sustainable Infrastructure Capital Inc	1,379,840	2.9%

California Tax-Free Income Fund	Portfolio of Investments	8/31/18

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (95.01%)

BUTTE-GLENN COMMUNITY COLLEGE
2012 General Obligation Refunding Bonds	$1,000,000	4.000%	08/01/2026	$1,079,070
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/01/2029	3,161,130
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,023,520
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/01/2038	2,507,050
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds; Subseries 2017A-1 (Green Bonds)	1,700,000	5.000%	11/01/2027	2,076,941
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank	1,200,000	5.000%	10/01/2033	1,403,064
Clean Water State Revolving fund Revenue Bonds Series 2016 (Green Bonds)	200,000	2.000%	10/01/2019	201,422
CITY OF LOS ANGELES
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,197,680
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,431,608
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,421,220
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,577,860
HARBOR DEPARTMENT OF THE CITY OF LOS ANGELES
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	320,398
LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,143,600
LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	567,435
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,004,663
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	552,040
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,098,090
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,726,710
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,189,157
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,799,050
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,027,640
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	213,954
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	532,450
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,644,034
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,257,767
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,450,973
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,065,017
ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	852,368
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,114,110
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,140,770
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,337,138
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,706,249
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%	08/01/2034	693,498

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/18

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	$1,000,000	4.000%	06/01/2033	$1,048,220
SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	528,670
SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	751,254
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
2017 Sub-Series D Refunding Bonds (Green Bonds)	1,000,000	5.000%	11/01/2034	1,180,100
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,319,210
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	779,572
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,140,230
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,729,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Southern California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,487,458
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,063,590
STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds	555,000	3.000%	10/01/2028	564,885
TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,185,921
TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,046,980
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,506,254

Total Municipal Bonds (Cost $62,757,156)				64,849,020

Variable Rate Demand Notes* (4.01%)
California Health Facilities Financing Authority***	1,000,000	5.000%**	07/01/2043	1,034,350
Metropolitan Water District of Southern California***	700,000	1.260%**	07/01/2035	700,000
Tax-Exempt Various Purpose General Obligation Bonds	1,000,000	1.260%**	05/01/2034	1,000,000

Total Variable Rate Demand Notes (Cost $2,873,179)				2,734,350

Total Investments (Cost $65,630,335) (a) (99.02%)				$67,583,370
Other Net Assets (0.98%)				669,589
Net Assets (100.00%)				$68,252,959

(a)	Aggregate cost for federal income tax purposes is $65,629,108.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,340,680
Unrealized depreciation	(386,418)
Net unrealized appreciation	$1,954,262

*	Stated maturity reflects next reset date.

**	Rate Effective as of August 31, 2018.

***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments	8/31/18

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (5.20%)
	$80	10.000	09/15/2018	$80
	19,438	5.000	07/15/2020	20,129
	38,395	5.500	01/15/2025	41,303
	78,230	6.000	06/15/2038	84,836
	104,498	6.000	01/15/2026	113,907
	140,848	5.500	04/15/2036	152,507
	162,992	5.000	03/15/2038	174,341
	416,674	3.500	11/20/2044	419,524
Total Government National Mortgage Association (Cost $977,992)				1,006,627

United States Treasury Bills (4.11%)
	200,000	0.000	10/11/2018	199,565
	200,000	0.000	10/25/2018	199,437
	400,000	0.000	01/03/2019	397,150
Total United States Treasury Bills (Cost $796,053)				796,152

United States Treasury Bonds (5.34%)
	400,000	2.750	08/15/2042	382,992
	500,000	5.000	05/15/2037	650,313
Total United States Treasury Bonds (Cost $1,089,232)				1,033,305

United States Treasury Notes (84.58%)
	400,000	6.375	08/15/2027	511,469
	800,000	6.000	02/15/2026	972,109
	900,000	2.250	08/15/2027	857,549
	1,300,000	2.125	02/29/2024	1,257,953
	1,700,000	2.750	02/15/2019	1,703,652
	2,000,000	3.625	02/15/2021	2,044,844
	2,100,000	2.625	08/15/2020	2,100,000
	2,200,000	2.125	05/15/2025	2,109,336
	2,400,000	2.000	02/15/2022	2,343,938
	2,500,000	2.500	08/15/2023	2,472,606
Total United States Treasury Notes (Cost $16,787,478)				16,373,456

Total Investments (Cost $19,650,755) (a) (99.23%)				$19,209,540
Other Net Assets (0.77%)				149,769
Net Assets (100.00%)				$19,359,309

(a)	Aggregate cost for federal income tax purposes is $19,650,755.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$48,205
Unrealized depreciation	(489,419)
Net unrealized depreciation	$(441,215)

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/18

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (1.57%)
	$31,985	4.125	06/20/2034	$32,738
	65,050	3.125	11/20/2034	67,494
Total Government National Mortgage Association (Cost $97,493)				100,232

United States Treasury Notes (92.64%)
	200,000	2.125	06/30/2022	195,680
	300,000	1.625	06/30/2019	298,061
	700,000	1.000	06/30/2019	692,125
	800,000	2.250	07/31/2021	790,234
	900,000	1.250	01/31/2019	896,414
	1,000,000	2.125	01/31/2021	987,500
	1,000,000	2.000	07/31/2020	988,574
	1,100,000	1.375	01/31/2020	1,082,318
Total United States Treasury Notes (Cost $5,981,119)				5,930,906

United States Treasury Bills (4.67%)
	300,000	0.000	10/18/2018	299,275
Total United States Treasury Bills (Cost $299,238)				299,275

Total Investments (Cost $6,377,850) (a) (98.88%)				$6,330,413
Other Net Assets (1.12%)				72,018
Net Assets (100.00%)				$6,402,431

(a)	Aggregate cost for federal income tax purposes is $6,377,850.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,967
Unrealized depreciation	(50,404)
Net unrealized depreciation	$(47,437)

The United States Treasury Trust	Portfolio of Investments	8/31/18

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills, DN (b) (99.10%)
	$2,000,000	11/15/2018	$1,991,564
	2,600,000	01/03/2019	2,581,169
	3,800,000	12/06/2018	3,779,020
	7,000,000	09/06/2018	6,998,156
	7,000,000	10/04/2018	6,987,769
	7,000,000	11/29/2018	6,965,240
	7,800,000	09/20/2018	7,792,156
	8,100,000	10/18/2018	8,079,320
	9,300,000	11/08/2018	9,264,853
Total United States Treasury Bills, DN (Cost $54,439,247)			54,439,247

Total Investments (Cost $54,439,247) (a) (99.10%)			$54,439,247
Other Net Assets (0.90%)			496,583
Net Assets (100.00%)			$54,935,830

(a)	Aggregate cost for federal income tax purposes is $54,439,247.

(b)	Discount Note. Yield to maturity is between 0.81% - 1.11%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments	8/31/18

Security Description	Shares	Value (Note 1)
Common Stock (99.40%)

Basic Materials (1.92%)
Air Products & Chemicals Inc	1,615	$268,558
Albemarle Corp	868	82,911
CF Industries Holdings Inc	1,795	93,250
DowDuPont Inc	17,485	1,226,223
Eastman Chemical Co	1,048	101,687
FMC Corp	1,102	94,166
Freeport-McMoRan Inc	6,887	96,762
IFF	683	88,988
International Paper Co	3,175	162,370
LyondellBasell Industries NV - Class A	2,532	285,559
The Mosaic Co	2,068	64,666
Newmont Mining Corp	3,766	116,859
Nucor Corp	2,404	150,250
PPG Industries Inc	2,102	232,355
Praxair Inc	2,168	342,957
The Sherwin-Williams Co	628	286,105
Total Basic Materials		3,693,666

Communications (14.65%)
Alphabet Inc - Class A*	2,286	2,815,895
Alphabet Inc - Class C*	2,406	2,930,965
Amazon.com Inc* (c)	3,145	6,329,973
AT&T Inc	56,729	1,811,924
Booking Holdings Inc*	361	704,510
CBS Corp - Class B	2,752	145,911
CenturyLink Inc	4,581	97,850
Charter Communications Inc*	1,463	454,115
Cisco Systems Inc	37,866	1,808,859
Comcast Corp - Class A	36,651	1,355,720
Discovery Inc - Class A*	1,878	52,265
Discovery Inc - Class C*	1,878	48,152
DISH Network Corp*	1,784	63,064
eBay Inc*	8,321	287,990
Expedia Group Inc	689	89,915
F5 Networks Inc*	602	113,850
Facebook Inc* (c)	18,754	3,295,640
The Interpublic Group of Cos Inc	3,241	75,677
Juniper Networks Inc	2,718	77,273
Motorola Solutions Inc	1,430	183,555
Netflix Inc*	3,319	1,220,330
News Corp - Class A	3,745	48,947
News Corp - Class B	910	12,376
Omnicom Group Inc	1,982	137,392
Symantec Corp	5,172	104,268
TripAdvisor Inc*	850	46,164
Twenty-First Century Fox Inc	3,726	167,297
Twenty-First Century Fox Inc - Class A	8,143	369,692
Twitter Inc*	5,110	179,770
VeriSign Inc*	689	109,282
Verizon Communications Inc	31,159	1,694,115
Viacom Inc - Class B	2,740	80,227
The Walt Disney Co	11,275	1,263,026
Total Communications		28,175,989

Consumer, Cyclical (8.49%)
Advance Auto Parts Inc	548	89,888
Alaska Air Group Inc	963	64,993
American Airlines Group Inc	4,021	162,770
Aptiv PLC	2,173	191,246
AutoZone Inc*	275	210,892
Best Buy Co Inc	1,956	155,619
BorgWarner Inc	1,664	72,833
CarMax Inc*	1,689	131,826
Carnival Corp	3,334	205,008
Chipotle Mexican Grill Inc*	234	111,192
Costco Wholesale Corp	3,160	736,691
Darden Restaurants Inc	933	108,265
Delta Air Lines Inc	5,026	293,920
Dollar General Corp	1,932	208,134
Dollar Tree Inc*	1,907	153,533
DR Horton Inc	2,495	111,052
Fastenal Co	2,014	117,537
Foot Locker Inc	1,044	51,469
Ford Motor Co	27,615	261,790
The Gap Inc	2,194	66,588
General Motors Co	10,151	365,944
Genuine Parts Co	1,170	116,825
The Goodyear Tire & Rubber Co	1,847	41,908
Hanesbrands Inc	3,007	52,743
Harley-Davidson Inc	1,765	75,224
Hasbro Inc	950	94,345
Hilton Worldwide Holdings Inc	1,615	125,356
The Home Depot Inc	9,397	1,886,636
Kohl’s Corp	1,587	125,548
L Brands Inc	1,787	47,230
Leggett & Platt Inc	1,017	46,212
Lennar Corp	2,200	113,674
LKQ Corp*	2,347	81,018
Lowe’s Cos Inc	6,732	732,105
Macy’s Inc	2,961	108,225
Marriott International Inc	2,467	312,001
Mattel Inc	2,508	38,698
McDonald’s Corp	6,382	1,035,352
MGM Resorts International	3,988	115,612
Michael Kors Holdings Ltd*	1,328	96,439
Mohawk Industries Inc*	459	87,940
Newell Brands Inc	3,701	80,386
NIKE Inc - Class B	10,668	876,910
Nordstrom Inc	1,123	70,581
Norwegian Cruise Line Holdings*	1,599	85,722
O’Reilly Automotive Inc*	665	223,054
PACCAR Inc	2,601	177,960
PulteGroup Inc	2,804	78,372
PVH Corp	574	82,174
Ralph Lauren Corp	449	59,632
Ross Stores Inc	3,322	318,181
Royal Caribbean Cruises Ltd	1,236	151,509
Southwest Airlines Co	4,671	286,332
Starbucks Corp	10,948	585,171
Tapestry Inc	2,156	109,288
Target Corp	4,818	421,575
Tiffany & Co	950	116,518
The TJX Cos Inc	5,416	595,598
Tractor Supply Co	1,050	92,694
Ulta Beauty Inc*	468	121,680
Under Armour Inc - Class A*	1,210	24,745
Under Armour Inc - Class C*	1,218	23,105
United Continental Holdings Inc*	2,214	193,548
VF Corp	2,588	238,432
Walgreens Boots Alliance Inc	6,346	435,082
Walmart Inc	11,851	1,136,037
Whirlpool Corp	570	71,239
WW Grainger Inc	441	156,145
Wynn Resorts Ltd	526	78,027
Yum! Brands Inc	2,700	234,603
Total Consumer, Cyclical		16,328,581

Consumer, Non-Cyclical (21.70%)
Abbott Laboratories	13,435	897,995
AbbVie Inc	12,821	1,230,560
Aetna Inc	2,584	517,498
Alexion Pharmaceuticals Inc*	1,383	169,058
Align Technology Inc*	600	231,894
Allergan PLC	2,617	501,705
Altria Group Inc	14,863	869,783
AmerisourceBergen Corp	1,565	140,803
Amgen Inc	5,284	1,055,796
Anthem Inc	2,002	529,989
Archer-Daniels-Midland Co	4,902	247,061
Automatic Data Processing Inc	3,564	523,017
Avery Dennison Corp	891	93,715
Baxter International Inc	3,880	288,556
Becton Dickinson and Co	1,897	496,767
Biogen Inc*	1,739	614,719
Boston Scientific Corp*	11,526	409,865
Bristol-Myers Squibb Co	12,265	742,646
Brown-Forman Corp - Class B	1,728	90,236
Campbell Soup Co	1,449	57,163
Cardinal Health Inc	2,511	131,049
Celgene Corp*	6,007	567,361
Centene Corp*	1,292	189,252
Church & Dwight Co Inc	1,996	112,934
Cigna Corp	2,081	391,936
Cintas Corp	801	170,909
The Clorox Co	943	136,716
The Coca-Cola Co	30,037	1,338,749
Colgate-Palmolive Co	6,558	435,517
Conagra Brands Inc	2,987	109,772
Constellation Brands Inc	1,083	225,481
The Cooper Cos Inc	374	95,662
Coty Inc - Class A	3,684	45,534
CVS Health Corp	7,932	596,804
Danaher Corp	4,166	431,348
DaVita Inc*	1,224	84,811
DENTSPLY SIRONA Inc	1,160	46,307
Ecolab Inc	1,937	291,480
Edwards Lifesciences Corp*	1,716	247,516
Eli Lilly & Co	7,419	783,817
Envision Healthcare Corp*	910	41,278
Equifax Inc	870	116,554
The Estee Lauder Cos Inc	1,800	252,216
Express Scripts Holding Co*	4,798	422,320
FleetCor Technologies Inc*	699	149,404
Gartner Inc*	714	106,929
General Mills Inc	4,683	215,465
Gilead Sciences Inc	10,033	759,799
Global Payments Inc	1,172	146,008
H&R Block Inc	1,994	53,958
HCA Healthcare Inc	2,209	296,249
Henry Schein Inc*	1,256	97,566
The Hershey Co	1,114	111,979
Hologic Inc*	2,135	84,888
Hormel Foods Corp	2,128	83,311
Humana Inc	1,191	396,913
IDEXX Laboratories Inc*	691	175,542
IHS Markit Ltd*	2,494	137,170
Illumina Inc*	1,143	405,571
Incyte Corp*	1,363	100,739
Intuitive Surgical Inc*	855	478,800
IQVIA Holdings Inc*	1,146	145,645

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/18

Security Description	Shares	Value (Note 1)
The JM Smucker Co	823	$85,082
Johnson & Johnson (c)	20,958	2,822,832
Kellogg Co	1,816	130,371
Kimberly-Clark Corp	2,926	338,070
The Kraft Heinz Co	4,282	249,512
The Kroger Co	8,014	252,441
Laboratory Corp of America Holdings*	705	121,873
McCormick & Co Inc	975	121,758
McKesson Corp	1,736	223,510
Medtronic PLC	10,936	1,054,340
Merck & Co Inc	21,298	1,460,829
Molson Coors Brewing Co	1,200	80,088
Mondelez International Inc	11,909	508,752
Monster Beverage Corp*	3,387	206,234
Moody’s Corp	1,498	266,674
Mylan NV*	3,101	121,342
Nektar Therapeutics*	1,277	84,908
Nielsen Holdings PLC	1,879	48,854
PayPal Holdings Inc*	8,321	768,278
PepsiCo Inc	11,085	1,241,630
Perrigo Co PLC	677	51,797
Pfizer Inc	45,992	1,909,587
Philip Morris International Inc	11,608	904,147
The Procter & Gamble Co	20,266	1,681,064
Quanta Services Inc*	1,601	55,379
Quest Diagnostics Inc	1,168	128,457
Regeneron Pharmaceuticals Inc*	562	228,594
ResMed Inc	1,127	125,559
Robert Half International Inc	1,032	80,682
S&P Global Inc	2,019	418,034
Stryker Corp	2,155	365,122
Sysco Corp	3,758	281,174
Thermo Fisher Scientific Inc	3,062	732,124
Total System Services Inc	1,190	115,597
Tyson Foods Inc - Class A	2,328	146,222
United Rentals Inc*	724	112,850
UnitedHealth Group Inc	7,607	2,042,174
Universal Health Services Inc	683	88,899
Varian Medical Systems Inc*	875	98,018
Verisk Analytics Inc*	1,197	142,551
Vertex Pharmaceuticals Inc*	1,731	319,196
The Western Union Co	4,688	88,697
Zimmer Biomet Holdings Inc	1,338	165,417
Zoetis Inc	3,718	336,851
Total Consumer, Non-Cyclical		41,725,655

Energy (5.55%)
Anadarko Petroleum Corp	3,750	241,500
Andeavor	1,028	157,068
Apache Corp	2,792	122,373
Baker Hughes a GE Co	3,384	111,570
Cabot Oil & Gas Corp	3,164	75,398
Chevron Corp (c)	14,364	1,701,560
Cimarex Energy Co	657	55,503
Concho Resources Inc*	1,114	152,785
ConocoPhillips	8,936	656,170
Devon Energy Corp	2,767	118,787
EOG Resources Inc	3,850	455,186
EQT Corp	1,085	55,357
Exxon Mobil Corp (c)	32,610	2,614,345
Halliburton Co	6,883	274,563
Helmerich & Payne Inc	805	52,784
Hess Corp	1,823	122,761
Kinder Morgan Inc	15,052	266,420
Marathon Oil Corp	5,187	111,572
Marathon Petroleum Corp	4,098	337,224
National Oilwell Varco Inc	3,192	150,247
Newfield Exploration Co*	988	26,953
Noble Energy Inc	2,616	77,748
Occidental Petroleum Corp	5,892	470,594
ONEOK Inc	3,307	217,964
Phillips 66	3,493	413,955
Pioneer Natural Resources Co	1,287	224,839
Schlumberger Ltd	11,025	696,340
TechnipFMC PLC	3,637	111,401
Valero Energy Corp	3,459	407,747
The Williams Cos Inc	6,307	186,624
Total Energy		10,667,338

Financial (17.89%)
Affiliated Managers Group Inc	409	59,751
Aflac Inc	6,890	318,594
Alexandria Real Estate Equities Inc	700	89,845
Alliance Data Systems Corp	400	95,432
The Allstate Corp	3,124	314,181
American Express Co	5,917	627,084
American International Group Inc	6,822	362,726
American Tower Corp	2,860	426,483
Ameriprise Financial Inc	1,369	194,343
Aon PLC	2,040	296,942
Apartment Investment & Management	1,070	46,866
Arthur J Gallagher & Co	1,374	99,120
Assurant Inc	596	61,281
AvalonBay Communities Inc	1,044	191,355
Bank of America Corp	74,761	2,312,358
The Bank of New York Mellon Corp	8,692	453,288
BB&T Corp	5,247	271,060
Berkshire Hathaway Inc*	15,083	3,148,124
BlackRock Inc	941	450,795
Boston Properties Inc	1,078	140,625
Brighthouse Financial Inc*	700	29,057
Brookfield Property Partners LP	1,549	30,944
Capital One Financial Corp	4,021	398,441
Cboe Global Markets Inc	706	71,165
CBRE Group Inc*	2,058	100,451
The Charles Schwab Corp	9,317	473,210
Chubb Ltd	3,685	498,359
Cincinnati Financial Corp	1,179	90,394
Citigroup Inc	20,197	1,438,834
Citizens Financial Group Inc	3,885	159,907
CME Group Inc	2,250	393,143
Comerica Inc	1,331	129,746
Crown Castle International Corp	2,760	314,723
Digital Realty Trust Inc	1,218	151,373
Discover Financial Services	3,035	237,094
Duke Realty Corp	2,792	79,544
E*TRADE Financial Corp*	1,181	69,514
Equinix Inc	434	189,280
Equity Residential	2,164	146,611
Essex Property Trust Inc	463	114,028
Everest Re Group Ltd	326	72,705
Extra Space Storage Inc	949	87,507
Federal Realty Investment Trust	548	71,574
Fifth Third Bancorp	5,427	159,717
Franklin Resources Inc	3,105	98,553
The Goldman Sachs Group Inc	2,819	670,386
Hartford Financial Services Group	2,922	147,181
HCP Inc	3,020	81,631
Host Hotels & Resorts Inc	5,173	111,375
Huntington Bancshares Inc	5,456	88,442
Intercontinental Exchange Inc	4,245	323,596
Invesco Ltd	3,410	82,181
Iron Mountain Inc	1,369	49,421
Jefferies Financial Group Inc	1,447	33,599
JPMorgan Chase & Co	26,976	3,090,910
KeyCorp	6,704	141,253
Kimco Realty Corp	2,994	51,227
Lincoln National Corp	2,305	151,162
Loews Corp	2,394	120,442
M&T Bank Corp	1,180	209,037
The Macerich Co	1,011	59,386
Marsh & McLennan Cos Inc	4,025	340,636
Mastercard Inc	7,325	1,578,977
MetLife Inc	7,704	353,537
Mid-America Apartment Community	858	88,854
Morgan Stanley	10,374	506,562
Nasdaq Inc	1,127	107,561
Northern Trust Corp	1,610	173,011
People’s United Financial Inc	2,887	53,438
PNC Financial Services Group Inc	3,945	566,265
Principal Financial Group Inc	2,041	112,643
The Progressive Corp	4,123	278,426
Prologis Inc	3,315	222,702
Prudential Financial Inc	3,541	347,903
Public Storage	1,035	220,020
Raymond James Financial Inc	1,004	93,412
Realty Income Corp	1,688	98,866
Regency Centers Corp	1,109	73,227
Regions Financial Corp	9,066	176,424
SBA Communications Corp*	918	142,501
Simon Property Group Inc	2,175	398,090
SL Green Realty Corp	740	77,256
State Street Corp	3,093	268,813
SunTrust Banks Inc	3,809	280,190
SVB Financial Group*	411	132,650
Synchrony Financial	6,040	191,287
T Rowe Price Group Inc	1,965	227,724
Torchmark Corp	1,176	103,394
The Travelers Cos Inc	2,411	317,288
UDR Inc	2,033	81,259
Unum Group	2,266	83,570
US Bancorp	12,265	663,659
Ventas Inc	2,081	124,589
Visa Inc - Class A	14,101	2,071,296
Vornado Realty Trust	1,244	95,788
Wells Fargo & Co (c)	35,184	2,057,561
Welltower Inc	2,792	186,254
Weyerhaeuser Co	5,770	200,277
Willis Towers Watson PLC	996	146,681
XL Group Ltd	2,249	129,070
Zions Bancorporation	1,054	56,168
Total Financial		34,405,185

Industrial (9.58%)
3M Co	4,679	986,895
Agilent Technologies Inc	2,633	177,833
Allegion PLC	703	61,316
AMETEK Inc	1,816	139,759
Amphenol Corp - Class A	2,372	224,344
AO Smith Corp	1,152	66,908
Arconic Inc	2,478	55,458

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/18

Security Description	Shares	Value (Note 1)
Ball Corp	2,268	$94,984
The Boeing Co	4,367	1,496,963
Caterpillar Inc	4,752	659,815
CH Robinson Worldwide Inc	1,280	122,982
Corning Inc	7,332	245,695
CSX Corp	7,645	566,953
Cummins Inc	1,302	184,624
Deere & Co	2,547	366,259
Dover Corp	1,334	114,551
Eaton Corp PLC	3,484	289,660
Emerson Electric Co	5,336	409,431
Expeditors International of Washington Inc	1,549	113,511
FedEx Corp	1,881	458,870
FLIR Systems Inc	1,158	72,653
Flowserve Corp	1,128	58,791
Fluor Corp	1,298	74,518
Fortive Corp	2,083	174,930
Fortune Brands Home & Security	1,197	63,417
Garmin Ltd	806	54,921
General Dynamics Corp	2,204	426,254
General Electric Co	68,083	880,993
Harris Corp	833	135,371
Honeywell International Inc	5,633	895,984
Huntington Ingalls Industries	358	87,520
Illinois Tool Works Inc	2,619	363,727
Ingersoll-Rand PLC	2,109	213,621
Jacobs Engineering Group Inc	962	69,928
JB Hunt Transport Services Inc	690	83,318
Johnson Controls International	7,221	272,737
Kansas City Southern	811	94,044
L3 Technologies Inc	719	153,665
Lockheed Martin Corp	1,981	634,732
Martin Marietta Materials Inc	463	92,007
Masco Corp	2,627	99,747
Mettler-Toledo International Inc*	202	118,061
Norfolk Southern Corp	2,398	416,868
Northrop Grumman Corp	1,488	444,153
Packaging Corp of America	752	82,660
Parker-Hannifin Corp	1,096	192,458
Pentair PLC	1,542	67,046
PerkinElmer Inc	1,021	94,371
Raytheon Co	2,443	487,232
Republic Services Inc	2,203	161,612
Rockwell Automation Inc	1,085	196,342
Rockwell Collins Inc	1,079	146,690
Roper Technologies Inc	694	207,069
Sealed Air Corp	1,582	63,454
Snap-on Inc	424	74,955
Stanley Black & Decker Inc	1,237	173,836
Stericycle Inc*	642	39,605
TE Connectivity Ltd	3,236	296,676
Textron Inc	2,069	142,823
TransDigm Group Inc*	370	129,500
Union Pacific Corp	6,161	927,970
United Parcel Service Inc	5,289	649,912
United Technologies Corp	5,797	763,465
Vulcan Materials Co	956	105,925
Waste Management Inc	3,352	304,697
Waters Corp*	682	129,225
WestRock Co	996	54,860
Xylem Inc	1,498	113,713
Total Industrial		18,424,867

Technology (17.08%)
Accenture PLC - Class A	4,670	789,557
Activision Blizzard Inc	5,269	379,895
Adobe Systems Inc*	3,587	945,210
Advanced Micro Devices Inc*	5,848	147,194
Akamai Technologies Inc*	1,400	105,196
Analog Devices Inc	2,620	258,987
ANSYS Inc*	680	126,466
Apple Inc (c)	38,359	8,731,659
Applied Materials Inc	9,105	391,697
Autodesk Inc*	1,669	257,610
Broadcom Inc	3,102	679,431
CA Inc	2,646	115,895
Cadence Design Systems Inc*	2,246	105,652
Cerner Corp*	2,120	138,033
Citrix Systems Inc*	1,348	153,699
Cognizant Technology Solutions	4,408	345,719
DXC Technology Co	2,234	203,495
Electronic Arts Inc*	2,629	298,155
Fidelity National Information	2,517	272,264
Fiserv Inc*	3,330	266,633
Hewlett Packard Enterprise Co	14,359	237,354
HP Inc	14,359	353,949
IBM	6,898	1,010,419
Intel Corp	36,299	1,757,961
Intuit Inc	2,031	445,744
IPG Photonics Corp*	299	52,469
KLA-Tencor Corp	1,217	141,428
Lam Research Corp	1,341	232,114
Microchip Technology Inc	1,401	120,528
Micron Technology Inc*	9,109	478,405
Microsoft Corp (c)	60,049	6,745,305
MSCI Inc	713	128,525
NetApp Inc	2,586	224,491
NVIDIA Corp	4,645	1,303,759
Oracle Corp	23,171	1,125,647
Paychex Inc	2,454	179,756
Qorvo Inc*	1,120	89,701
QUALCOMM Inc	11,465	787,760
Red Hat Inc*	1,433	211,697
salesforce.com Inc*	4,924	751,796
Seagate Technology PLC	2,601	139,258
Skyworks Solutions Inc	1,431	130,650
Synopsys Inc*	1,189	121,444
Take-Two Interactive Software*	902	120,471
Texas Instruments Inc	7,795	876,158
Western Digital Corp	2,052	129,768
Xerox Corp	2,577	71,795
Xilinx Inc	2,112	164,377
Total Technology		32,845,176

Utilities (2.53%)
AES Corp	4,674	62,912
Alliant Energy Corp	1,758	75,313
Ameren Corp	1,808	114,320
American Electric Power Co Inc	3,645	261,456
American Water Works Co Inc	1,374	120,266
CMS Energy Corp	2,062	101,533
CenterPoint Energy Inc	2,979	82,786
Consolidated Edison Inc	2,227	175,777
DTE Energy Co	1,258	139,814
Dominion Energy Inc	4,251	300,843
Duke Energy Corp	5,180	420,824
Edison International	2,433	159,921
Entergy Corp	1,304	109,001
Eversource Energy	2,274	141,966
Exelon Corp	6,183	270,259
FirstEnergy Corp	3,123	116,738
NRG Energy Inc	1,956	69,223
NextEra Energy Inc	3,624	616,443
NiSource Inc	2,050	55,494
PG&E Corp	3,919	180,979
PPL Corp	4,208	125,146
Pinnacle West Capital Corp	806	63,311
Public Service Enterprise Group	3,861	202,123
SCANA Corp	845	32,397
Sempra Energy	1,653	191,880
The Southern Co	7,566	331,240
WEC Energy Group Inc	2,388	161,381
Xcel Energy Inc	3,728	179,130
Total Utilities		4,862,476

Total Common Stock (Cost $67,462,524)		191,128,933

Total Investments (Cost $67,462,524) (a) (99.40%)		$191,128,933
Other Net Assets (0.60%)		1,151,748
Net Assets (100.00%)		$192,280,681

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $67,515,066.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$125,756,915
Unrealized depreciation	(2,143,048)
Net unrealized appreciation	$123,613,867

(b)	Futures contracts at August 31, 2018: Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
7 / September 2018 / Long / CME	$1,002,012	$1,015,735	$13,723

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments	8/31/18

Security Description	Shares	Value (Note 1)
Common Stock (99.14%)

Basic Materials (5.10%)
Allegheny Technologies Inc*	8,230	$222,457
Ashland Global Holdings Inc	4,350	366,270
Cabot Corp	4,329	281,039
Carpenter Technology Corp	3,473	207,234
The Chemours Co	13,090	570,724
Commercial Metals Co	8,847	191,095
Compass Minerals International	2,545	159,190
Domtar Corp	4,751	241,826
Minerals Technologies Inc	2,659	178,552
NewMarket Corp	691	277,119
Olin Corp	11,754	361,200
PolyOne Corp	5,712	241,389
RPM International Inc	9,440	637,200
Reliance Steel & Aluminum Co	5,155	453,073
Royal Gold Inc	4,689	357,583
Sensient Technologies Corp	3,071	218,102
Steel Dynamics Inc	16,752	766,069
United States Steel Corp (c)	11,778	349,571
Valvoline Inc	12,831	276,123
Versum Materials Inc	8,135	323,692
Total Basic Materials		6,679,508

Communications (3.12%)
AMC Networks Inc*	3,561	223,666
ARRIS International PLC*	13,140	340,457
Cable One Inc	349	292,371
Cars.com Inc*	5,567	149,808
Ciena Corp*	10,088	318,579
FactSet Research Systems Inc	2,765	634,264
InterDigital Inc	2,605	215,173
John Wiley & Sons Inc	3,389	218,760
LogMeIn Inc	3,724	320,078
Meredith Corp	2,763	142,709
The New York Times Co	9,283	216,294
Plantronics Inc	2,393	160,857
TEGNA Inc	16,531	192,421
Telephone & Data Systems Inc	7,088	212,924
ViaSat Inc*	3,110	195,370
WWE	2,835	247,807
Total Communications		4,081,538

Consumer, Cyclical (12.48%)
American Eagle Outfitters Inc	12,812	332,600
AutoNation Inc*	4,193	190,153
Bed Bath & Beyond Inc	8,029	144,040
Big Lots Inc	3,014	129,753
Boyd Gaming Corp	5,823	212,074
Brinker International Inc	3,272	144,884
Brunswick Corp	6,199	411,738
Carter’s Inc	3,345	354,336
Casey’s General Stores Inc	2,703	308,602
The Cheesecake Factory Inc	3,305	175,727
Churchill Downs Inc	840	237,384
Cinemark Holdings Inc	7,911	295,239
Cracker Barrel Old Country Store	1,806	269,257
Dana Inc	9,921	194,154
Deckers Outdoor Corp*	2,383	290,345
Delphi Technologies PLC	6,288	221,526
Dick’s Sporting Goods Inc	5,846	218,874
Dillard’s Inc - Class A	1,485	116,691
Domino’s Pizza Inc	3,091	922,848
Dunkin’ Brands Group Inc	6,385	465,403
Five Below Inc*	3,925	457,145
Herman Miller Inc	4,423	169,401
HNI Corp	3,420	150,822
ILG Inc	7,454	254,405
International Speedway Corp - Class A	1,729	76,335
Jack in the Box Inc	2,080	188,531
JetBlue Airways Corp*	22,669	432,525
KB Home	6,210	154,319
Live Nation Entertainment Inc*	9,472	470,569
The Michaels Cos Inc*	8,103	137,670
MSC Industrial Direct Co Inc	3,322	283,965
Nu Skin Enterprises Inc	3,686	293,406
NVR Inc*	245	653,770
Ollie’s Bargain Outlet Holding*	3,572	311,121
Papa John’s International Inc	1,995	92,009
Polaris Industries Inc	4,112	445,946
Pool Corp	2,978	489,166
Sally Beauty Holdings Inc*	8,063	124,170
Scientific Games Corp*	3,739	113,292
The Scotts Miracle-Gro Co	2,890	215,941
Signet Jewelers Ltd	4,435	284,727
Six Flags Entertainment Corp	5,508	372,065
Skechers U.S.A. Inc - Class A*	9,659	284,747
Tempur Sealy International Inc*	3,255	180,294
Texas Roadhouse Inc	4,276	294,830
Thor Industries Inc	3,464	330,604
Toll Brothers Inc	10,405	376,973
Toro Co (c)	7,736	470,270
TRI Pointe Group Inc*	11,036	159,912
Tupperware Brands Corp	3,537	115,023
Urban Outfitters Inc*	5,663	263,216
Visteon Corp*	2,116	233,585
Watsco Inc	1,930	337,731
The Wendy’s Co	12,842	226,661
Williams-Sonoma Inc	5,494	385,844
World Fuel Services Corp	5,338	149,624
Wyndham Destinations Inc	7,147	315,897
Wyndham Hotels & Resorts Inc	7,142	405,309
Total Consumer, Cyclical		16,337,448

Consumer, Non-Cyclical (15.86%)
Aaron’s Inc	4,816	239,452
Acadia Healthcare Co Inc*	5,855	243,158
Adtalem Global Education Inc*	4,267	204,176
Akorn Inc*	5,897	92,524
Avanos Medical Inc*	3,497	252,134
Avis Budget Group Inc*	5,065	157,572
Bio-Rad Laboratories Inc*	1,429	464,854
Bio-Techne Corp	2,648	508,865
The Boston Beer Co Inc*	612	185,528
The Brink’s Co	3,568	267,957
Cantel Medical Corp	2,540	246,380
Catalent Inc*	9,318	389,492
Charles River Laboratories International*	3,442	425,121
Chemed Corp	1,141	369,159
CoreLogic Inc*	5,823	296,041
Deluxe Corp	3,624	214,613
Edgewell Personal Care Co*	3,960	223,621
Encompass Health Corp	6,827	557,015
Exelixis Inc*	20,200	379,558
Flowers Foods Inc	13,838	278,836
Globus Medical Inc*	5,432	289,363
Graham Holdings Co	327	183,987
Haemonetics Corp*	3,739	417,422
The Hain Celestial Group Inc*	7,820	223,339
Healthcare Services Group Inc	5,305	218,619
Helen of Troy Ltd*	1,916	227,908
Hill-Rom Holdings Inc	4,543	441,898
ICU Medical Inc*	1,078	329,868
Ingredion Inc	5,080	513,436
Integra LifeSciences Holdings*	5,052	300,442
Lamb Weston Holdings Inc (c)	10,475	708,110
Lancaster Colony Corp	1,475	230,498
LifePoint Health Inc*	3,052	196,549
LivaNova PLC*	2,983	374,516
Mallinckrodt PLC*	5,485	189,013
ManpowerGroup Inc	4,685	439,125
MarketAxess Holdings Inc (c)	2,724	517,070
Masimo Corp*	2,951	347,893
MEDNAX Inc*	6,702	317,340
Molina Healthcare Inc*	3,108	428,904
NuVasive Inc*	2,872	201,586
Patterson Cos Inc	5,856	132,053
Post Holdings Inc*	4,823	469,085
PRA Health Sciences Inc*	3,625	382,800
Prestige Consumer Healthcare Inc*	3,633	139,871
Rollins Inc	6,784	407,583
Sabre Corp	14,745	384,992
Sanderson Farms Inc	1,414	149,545
Service Corp International	13,254	556,138
Sotheby’s*	2,635	126,533
Sprouts Farmers Market Inc*	8,749	231,586
STERIS PLC	5,692	651,279
Syneos Health Inc*	4,220	210,367
Teleflex Inc	3,184	787,816
Tenet Healthcare Corp*	5,708	192,474
Tootsie Roll Industries Inc	1,384	39,859
TreeHouse Foods Inc*	4,336	225,906
United Natural Foods Inc*	3,592	127,552
United Therapeutics Corp* (c)	2,770	340,682
WellCare Health Plans Inc*	3,147	952,187
West Pharmaceutical Services Inc	5,249	614,395
WEX Inc* (c)	2,900	551,638
Total Consumer, Non-Cyclical		20,767,283

Energy (5.26%)
Apergy Corp*	5,543	250,654
Callon Petroleum Co*	14,269	161,240
Chesapeake Energy Corp*	66,369	294,015
CNX Resources Corp*	13,127	209,244
Core Laboratories NV	2,429	278,242
Diamond Offshore Drilling Inc*	4,925	85,794
Dril-Quip Inc*	2,676	140,891
Energen Corp*	7,013	543,858
Ensco PLC - Class A	30,826	210,850
First Solar Inc* (c)	6,026	313,834
Gulfport Energy Corp*	11,649	136,992
Matador Resources Co*	7,147	233,993
McDermott International Inc*	12,878	249,061
Murphy Oil Corp	8,937	275,528
Murphy USA Inc*	2,287	189,775
Nabors Industries Ltd	18,797	115,977
NOW Inc*	7,894	135,698
Oasis Petroleum Inc*	19,091	256,965
Oceaneering International Inc	7,433	210,131
Patterson-UTI Energy Inc	12,375	211,984
PBF Energy Inc - Class A	7,881	409,182
QEP Resources Inc*	17,033	169,819
Range Resources Corp	16,245	266,743

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/18

Security Description	Shares	Value (Note 1)
Rowan Cos Plc*	8,032	$112,769
SM Energy Co	7,260	218,453
Southwestern Energy Co*	35,965	202,123
Superior Energy Services Inc*	9,508	85,572
Transocean Ltd*	31,902	386,333
WPX Energy Inc*	28,128	536,401
Total Energy		6,892,121

Financial (24.08%)
Banks (7.58%)
Associated Banc-Corp	11,169	304,355
BancorpSouth Bank	5,929	206,329
Bank of Hawaii Corp	3,004	249,723
Bank OZK	8,585	347,349
Cathay General Bancorp	5,662	239,503
Chemical Financial Corp	5,278	301,479
Commerce Bancshares Inc (c)	6,910	491,025
Cullen/Frost Bankers Inc	4,063	450,546
East West Bancorp Inc	10,219	647,782
FNB Corp	22,852	307,359
First Horizon National Corp	23,590	434,528
Fulton Financial Corp	13,099	238,402
Hancock Whitney Corp	5,983	308,424
Home BancShares Inc	9,497	222,325
International Bancshares Corp	3,830	179,436
MB Financial Inc	5,441	263,671
PacWest Bancorp (c)	9,275	468,295
Pinnacle Financial Partners Inc	5,215	336,628
Prosperity Bancshares Inc	4,912	367,614
Signature Bank	3,795	439,233
Synovus Financial Corp	8,453	423,157
TCF Financial Corp	12,743	323,035
Texas Capital Bancshares Inc*	3,508	311,861
Trustmark Corp	5,160	183,077
UMB Financial Corp	3,300	248,292
Umpqua Holdings Corp	15,568	333,155
United Bankshares Inc	7,422	292,427
Valley National Bancorp	18,619	224,359
Webster Financial Corp	6,509	425,558
Wintrust Financial Corp	4,053	358,893
		9,927,820
Diversified Financial Service (2.59%)
Eaton Vance Corp (c)	8,639	455,534
Evercore Inc	2,936	311,656
Federated Investors Inc	7,087	164,135
Interactive Brokers Group Inc	5,053	314,094
Janus Henderson Group PLC (c)	12,689	358,464
Legg Mason Inc	6,044	188,573
LendingTree Inc*	548	138,836
Navient Corp	18,952	258,505
SEI Investments Co	9,240	582,859
SLM Corp*	30,078	352,514
Stifel Financial Corp	4,809	268,679
		3,393,849
Insurance (4.53%)
Alleghany Corp	1,091	689,272
American Financial Group Inc	4,859	541,098
Aspen Insurance Holdings Ltd	4,538	186,739
Brown & Brown Inc	16,360	498,653
CNO Financial Group Inc	11,860	256,295
First American Financial Corp	7,827	445,043
Genworth Financial Inc*	37,014	172,115
The Hanover Insurance Group Inc	3,007	368,327
Kemper Corp	3,706	301,483
Mercury General Corp	2,760	148,764
Old Republic International Corp	17,345	384,712
Primerica Inc	3,128	382,398
Reinsurance Group of America Inc	4,553	650,396
RenaissanceRe Holdings Ltd	2,830	376,277
WR Berkley Corp	6,802	532,325
		5,933,897
Real Estate (8.65%)
Alexander & Baldwin Inc	4,965	116,529
American Campus Communities Inc	9,815	411,543
Camden Property Trust (c)	6,565	624,069
CoreSite Realty Corp	2,417	281,508
CoreCivic Inc	8,980	232,492
Corporate Office Properties Trust	7,042	216,753
Cousins Properties Inc	25,361	237,125
CyrusOne Inc	6,021	403,166
Douglas Emmett Inc	10,862	424,270
EPR Properties	4,422	310,336
Education Realty Trust Inc	4,640	192,003
First Industrial Realty Trust	8,145	264,387
The GEO Group Inc	9,203	233,480
Healthcare Realty Trust Inc	7,860	243,346
Highwoods Properties Inc	7,529	374,492
Hospitality Properties Trust	11,619	336,835
JBG SMITH Properties	4,776	178,909
Jones Lang LaSalle Inc	3,207	489,132
Kilroy Realty Corp	6,874	502,764
Lamar Advertising Co (c)	6,070	467,694
LaSalle Hotel Properties	8,554	300,331
Liberty Property Trust	10,422	455,963
Life Storage Inc	3,290	321,104
Mack-Cali Realty Corp	6,694	146,197
Medical Properties Trust Inc	25,745	387,462
National Retail Properties Inc (c)	10,988	506,437
Omega Healthcare Investors Inc	14,003	462,799
PotlatchDeltic Corp	3,055	147,557
Rayonier Inc	9,442	328,865
Sabra Health Care REIT Inc	12,956	305,502
Senior Housing Properties Trust	16,800	321,048
Tanger Factory Outlet Centers	6,683	160,793
Taubman Centers Inc	4,514	291,650
Uniti Group Inc*	9,408	195,875
Urban Edge Properties	7,463	170,604
Weingarten Realty Investors	8,880	274,658
		11,317,678
Savings&Loans (0.72%)
New York Community Bancorp Inc	34,575	372,373
Sterling Bancorp	15,886	362,995
Washington Federal Inc	6,164	210,192
		945,560

Total Financial		31,518,804

Industrial (18.33%)
Acuity Brands Inc	2,936	448,738
AECOM*	11,143	374,851
AGCO Corp	4,662	278,135
AptarGroup Inc	4,404	461,143
Arrow Electronics Inc*	6,219	482,159
Avnet Inc	8,549	413,772
Belden Inc	3,213	233,649
Bemis Co Inc	6,419	316,328
Carlisle Cos Inc	4,382	555,681
Clean Harbors Inc*	3,961	271,685
Cognex Corp	12,243	658,673
Coherent Inc*	1,741	331,835
Crane Co	3,718	339,379
Cree Inc*	6,918	332,825
Curtiss-Wright Corp (c)	3,144	421,139
Donaldson Co Inc	9,184	464,710
Dycom Industries Inc*	2,187	183,511
Eagle Materials Inc	3,522	325,186
EMCOR Group Inc	4,158	333,056
Energizer Holdings Inc	4,614	293,404
EnerSys	2,978	247,144
Esterline Technologies Corp*	1,865	160,297
GATX Corp	2,707	228,606
Genesee & Wyoming Inc*	4,360	383,200
Gentex Corp	20,071	469,260
Graco Inc	11,905	559,654
Granite Construction Inc	2,975	135,898
Greif Inc - Class A	1,958	108,042
Hubbell Inc (c)	3,895	492,172
IDEX Corp	5,401	827,487
ITT Inc	6,221	367,723
Jabil Inc	12,488	369,145
KBR Inc	10,499	220,269
Kennametal Inc	5,634	230,093
Keysight Technologies Inc*	12,778	829,165
Kirby Corp*	3,748	327,200
Knight-Swift Transportation Holdings Inc	9,041	308,569
Landstar System Inc	2,964	343,231
Lennox International Inc	2,658	592,229
Lincoln Electric Holdings Inc	4,369	411,385
Littelfuse Inc	1,717	383,853
Louisiana-Pacific Corp	10,742	313,237
MSA Safety Inc	2,387	241,302
National Instruments Corp	7,974	380,759
Nordson Corp	3,589	498,943
nVent Electric PLC	11,628	326,631
Old Dominion Freight Line Inc	4,833	736,550
Oshkosh Corp	5,314	373,362
Owens-Illinois Inc*	12,413	219,338
Regal Beloit Corp	3,089	258,549
Ryder System Inc	3,743	287,612
Silgan Holdings Inc	5,828	158,813
Sonoco Products Co	7,027	393,793
SYNNEX Corp	2,051	198,885
Tech Data Corp*	2,618	190,460
Teledyne Technologies Inc*	2,505	594,336
Terex Corp	5,648	218,860
The Timken Co	4,828	234,882
Trimble Inc*	17,799	749,338
Trinity Industries Inc	10,731	384,599
Valmont Industries Inc	1,704	239,242
Vishay Intertechnology Inc	10,173	242,117
Wabtec Corp	6,040	654,253
Werner Enterprises Inc	3,170	117,449
Woodward Inc	3,838	309,189
Worthington Industries Inc	3,368	156,881
Total Industrial		23,993,861

Technology (10.38%)
ACI Worldwide Inc*	8,804	250,122
Acxiom Corp*	5,876	268,474
Allscripts Healthcare Solution*	13,284	194,079
Blackbaud Inc	2,675	279,725
CDK Global Inc	9,286	578,704
Cirrus Logic Inc*	4,718	207,356

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/18

Security Description		Shares	Value (Note 1)
CommVault Systems Inc*		3,169	$220,721
Convergys Corp		7,214	178,402
Cypress Semiconductor Corp (c)		24,346	418,995
The Dun & Bradstreet Corp		2,612	373,307
Fair Isaac Corp*		1,774	409,759
Fortinet Inc* (c)		10,176	852,342
Jack Henry & Associates Inc		5,460	865,081
Integrated Device Technology Inc*		9,391	399,024
j2 Global Inc		3,256	268,848
Leidos Holdings Inc		10,053	711,450
Lumentum Holdings Inc*		4,462	302,970
MKS Instruments Inc		3,838	356,550
Manhattan Associates Inc*		5,102	295,865
MAXIMUS Inc		4,622	307,363
Medidata Solutions Inc*		4,277	363,459
Monolithic Power Systems Inc		2,786	417,538
NCR Corp*		8,611	244,639
NetScout Systems Inc*		6,887	172,175
PTC Inc*		8,173	816,809
Perspecta Inc		10,216	237,624
Pitney Bowes Inc		14,120	102,511
Science Applications International		3,057	275,803
Silicon Laboratories Inc*		3,009	294,882
Synaptics Inc*		2,575	124,270
Teradata Corp*		8,554	354,734
Teradyne Inc		13,868	571,223
Tyler Technologies Inc*		2,470	609,967
The Ultimate Software Group Inc*		2,006	621,198
Zebra Technologies Corp*		3,760	645,742
Total Technology			13,591,711

Utilities (4.52%)
ALLETE Inc		3,628	272,390
Aqua America Inc		12,562	467,055
Atmos Energy Corp		7,768	716,444
Black Hills Corp		3,781	222,512
Hawaiian Electric Industries Inc		8,128	286,675
IDACORP Inc		3,765	368,405
MDU Resources Group Inc		13,807	385,077
National Fuel Gas Co		6,006	333,513
New Jersey Resources Corp		5,790	264,024
NorthWestern Corp		3,640	218,254
OGE Energy Corp		14,118	519,966
ONE Gas Inc		3,898	306,110
PNM Resources Inc		5,973	232,648
Southwest Gas Holdings Inc		3,218	248,816
UGI Corp		12,241	661,626
Vectren Corp		5,802	413,102
Total Utilities			5,916,617

Total Common Stock (Cost $82,025,864)			129,778,891

	Maturity Date
United States Treasury Bills (0.15%)
Treasury Bill	10/04/2018	200,000	199,678
United States Treasury Bills (Cost $199,656)			199,678

Total Investments (Cost $82,225,520) (a) (99.29%)			$129,978,569
Other Net Assets (0.71%)			928,239
Net Assets (100.00%)			$130,906,808

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $82,507,086.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$50,694,275
Unrealized depreciation	(3,222,792)
Net unrealized appreciation	$47,471,483

(b)	Futures contracts at August 31, 2018:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / SEPT 2018 / Long / CME	$1,007,870	$1,022,800	$14,930

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SmallCap Index Fund	Portfolio of Investments	8/31/18

Security Description	Shares	Value (Note 1)
Common Stock (97.84%)

Basic Materials (3.63%)
A Schulman Inc - CVR	2,962	$2,962
Aceto Corp	2,782	9,236
AdvanSix Inc*	3,060	103,550
AK Steel Holding Corp*	31,639	140,477
American Vanguard Corp	2,434	53,305
Balchem Corp	3,221	357,177
Century Aluminum Co*	4,940	62,343
Clearwater Paper Corp*	1,635	47,497
Hawkins Inc	889	36,716
HB Fuller Co	5,072	289,053
Ingevity Corp* (c)	4,223	426,564
Innophos Holdings Inc	1,960	85,672
Innospec Inc	2,391	185,542
Kaiser Aluminum Corp	1,681	184,221
Koppers Holdings Inc*	2,119	75,119
Kraton Corp*	3,201	150,543
Materion Corp	2,026	129,259
Neenah Inc	1,669	152,296
PH Glatfelter Co	4,384	84,304
Quaker Chemical Corp	1,336	240,667
Rayonier Advanced Materials Inc	4,999	104,479
Schweitzer-Mauduit International Inc	3,051	124,145
Stepan Co	1,999	178,331
Total Basic Materials		3,223,458

Communications (4.79%)
ATN International Inc	1,090	79,821
ADTRAN Inc	4,820	82,904
CalAmp Corp*	3,588	84,318
Cincinnati Bell Inc*	4,841	62,933
Cogent Communications Holdings	4,180	228,646
Comtech Telecommunications Corp	2,370	84,965
Consolidated Communications Holdings Inc	6,277	74,131
8x8 Inc*	9,332	211,836
ePlus Inc*	1,374	142,415
Extreme Networks Inc*	11,197	70,205
FTD Cos Inc*	1,703	6,097
Finisar Corp*	11,402	232,601
Forrester Research Inc	996	49,003
Frontier Communications Corp	7,309	38,007
Gannett Co Inc	11,003	113,111
Harmonic Inc*	8,550	46,598
HealthStream Inc	2,593	82,276
Iridium Communications Inc*	8,417	170,444
Liquidity Services Inc*	2,609	18,785
NIC Inc	6,674	112,123
NETGEAR Inc*	3,121	221,123
New Media Investment Group Inc	5,837	92,808
Oclaro Inc*	17,124	163,363
Perficient Inc*	3,355	96,389
QuinStreet Inc*	3,564	54,066
Scholastic Corp	2,754	115,778
The EW Scripps Co	5,565	81,639
Shutterfly Inc*	3,327	258,441
Shutterstock Inc	1,885	103,750
Spok Holdings Inc	1,924	29,533
Stamps.com Inc* (c)	1,672	415,409
Viavi Solutions Inc*	22,709	254,341
Vonage Holdings Corp*	21,686	307,507
XO Group Inc*	2,315	69,589
Total Communications		4,254,955

Consumer, Cyclical (14.82%)
Abercrombie & Fitch Co	6,810	147,573
Allegiant Travel Co	1,263	172,084
American Axle & Manufacturing*	9,971	176,586
Anixter International Inc*	2,918	210,388
Asbury Automotive Group Inc*	1,809	134,771
Ascena Retail Group Inc*	16,548	75,790
Barnes & Noble Education Inc*	3,275	19,585
Barnes & Noble Inc	5,697	29,909

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/18

Security Description	Shares	Value (Note 1)
Belmond Ltd - Class A*	8,394	$140,600
Big 5 Sporting Goods Corp	1,772	10,100
BJ’s Restaurants Inc	1,814	137,320
The Buckle Inc	2,729	70,272
Caleres Inc	4,288	173,578
Callaway Golf Co	9,474	216,102
The Cato Corp - Class A	2,492	53,453
Cavco Industries Inc*	839	205,891
Chico’s FAS Inc	12,960	118,195
The Children’s Place Inc	1,669	234,912
Chuy’s Holdings Inc*	1,589	46,002
Cooper Tire & Rubber Co	4,894	141,192
Cooper-Standard Holdings Inc*	1,609	222,734
Core-Mark Holding Co Inc	4,601	164,578
Crocs Inc*	7,321	151,252
Daktronics Inc	3,984	32,310
Dave & Buster’s Entertainment*	3,977	231,342
Dine Brands Global Inc	1,789	149,238
Dorman Products Inc*	2,929	237,190
DSW Inc - Class A	7,272	241,867
El Pollo Loco Holdings Inc*	2,051	24,407
Essendant Inc	3,451	49,798
Ethan Allen Interiors Inc	2,402	53,445
Express Inc*	7,585	85,104
EZCORP Inc - Class A*	4,843	53,757
Fiesta Restaurant Group Inc*	2,674	76,878
FirstCash Inc (c)	4,557	370,483
Fossil Group Inc*	4,397	99,680
Fox Factory Holding Corp*	3,780	249,669
Francesca’s Holdings Corp*	3,753	23,569
GameStop Corp - Class A	10,222	135,646
Genesco Inc*	1,901	96,666
Gentherm Inc*	3,692	181,646
G-III Apparel Group Ltd*	4,287	194,973
Group 1 Automotive Inc	1,928	148,630
Guess? Inc	6,053	148,299
Haverty Furniture Cos Inc	1,917	42,366
Hawaiian Holdings Inc	5,094	211,401
Hibbett Sports Inc*	2,017	41,449
Installed Building Products Inc*	2,092	97,383
Interface Inc	6,070	142,949
iRobot Corp*	2,790	316,664
JC Penney Co Inc*	31,537	55,820
Kirkland’s Inc*	1,580	14,362
La-Z-Boy Inc	4,599	152,917
LCI Industries (c)	2,530	235,164
LGI Homes Inc*	1,815	104,544
Lithia Motors Inc - Class A	2,402	207,533
Lumber Liquidators Holdings Inc*	2,806	48,909
M/I Homes Inc*	2,766	71,667
The Marcus Corp	1,880	76,328
MarineMax Inc*	2,374	53,415
Marriott Vacations Worldwide Corp (c)	2,372	282,268
MDC Holdings Inc	4,430	140,431
Meritage Homes Corp*	3,833	165,394
Mobile Mini Inc	4,477	192,063
Monarch Casino & Resort Inc*	1,142	53,731
Motorcar Parts of America Inc*	1,857	49,285
Movado Group Inc	1,570	66,882
Nautilus Inc*	2,880	42,192
Office Depot Inc	51,499	172,522
Oxford Industries Inc	1,699	158,160
Penn National Gaming Inc*	8,480	292,220
Perry Ellis International Inc*	1,141	31,412
PetMed Express Inc	1,968	72,206
Red Robin Gourmet Burgers Inc*	1,277	52,740
Regis Corp*	3,353	71,721
RH*	1,921	305,438
Ruth’s Hospitality Group Inc	2,946	90,737
ScanSource Inc*	2,508	101,950
Shake Shack Inc - Class A*	2,063	124,708
Shoe Carnival Inc	1,254	55,753
SkyWest Inc	5,222	340,996
Sleep Number Corp*	3,948	133,048
Sonic Automotive Inc	2,552	54,868
Sonic Corp	4,191	150,289
Standard Motor Products Inc	2,030	103,063
Steven Madden Ltd	5,280	307,031
Superior Industries International	2,154	46,742
Tailored Brands Inc	4,990	117,465
Tile Shop Holdings Inc	3,476	26,591
Titan International Inc	4,982	37,265
Unifi Inc*	1,711	54,427
UniFirst Corp	1,547	286,503
Universal Electronics Inc*	1,358	58,666
Vera Bradley Inc*	1,892	27,737
Veritiv Corp*	1,144	54,626
Vista Outdoor Inc*	5,502	101,622
Vitamin Shoppe Inc*	2,435	31,168
Wabash National Corp	5,957	108,656
William Lyon Homes - Class A*	2,798	54,757
Wingstop Inc	2,930	196,164
Winnebago Industries Inc	2,789	103,054
Wolverine World Wide Inc (c)	9,508	372,522
Zumiez Inc*	1,661	51,740
Total Consumer, Cyclical		13,151,148

Consumer, Non-Cyclical (19.71%)
ABM Industries Inc	6,592	209,098
Acorda Therapeutics Inc*	4,722	135,994
AMAG Pharmaceuticals Inc*	3,411	83,228
Amedisys Inc*	2,871	358,904
American Public Education Inc*	1,645	57,164
AMN Healthcare Services Inc*	4,802	279,957
Amphastar Pharmaceuticals Inc*	3,566	67,683
The Andersons Inc	2,657	108,538
AngioDynamics Inc*	3,693	82,797
ANI Pharmaceuticals Inc*	910	52,962
Anika Therapeutics Inc*	1,454	60,181
ASGN Inc* (c)	4,933	456,746
Assertio Therapeutics Inc*	5,860	37,387
Avon Products Inc*	43,298	86,596
B&G Foods Inc	6,682	213,490
BioTelemetry Inc*	3,126	193,187
Calavo Growers Inc	1,584	167,666
Cal-Maine Foods Inc	2,954	146,075
Cambrex Corp*	3,307	222,892
Cardtronics PLC*	4,527	158,852
Career Education Corp*	6,635	105,828
Central Garden & Pet Co*	1,035	41,090
Central Garden & Pet Co - Class A*	4,012	145,756
Coca-Cola Bottling Co Consolidated	446	75,624
Community Health Systems Inc*	11,035	42,816
CONMED Corp	2,461	197,938
Corcept Therapeutics Inc*	9,597	144,147
CorVel Corp*	969	57,607
Cross Country Healthcare Inc*	3,652	36,557
CryoLife Inc*	3,262	113,191
Cutera Inc*	1,289	43,826
Cytokinetics Inc*	5,112	40,385
Darling Ingredients Inc*	16,522	326,805
Dean Foods Co	9,166	69,845
Diplomat Pharmacy Inc*	4,835	99,891
Eagle Pharmaceuticals Inc*	805	55,650
Emergent BioSolutions Inc*	3,549	220,038
Enanta Pharmaceuticals Inc*	1,450	131,849
Endo International PLC*	20,210	346,602
The Ensign Group Inc	4,885	190,857
EVERTEC Inc	6,048	145,454
FTI Consulting Inc*	3,789	288,798
Green Dot Corp - Class A*	4,689	401,707
HealthEquity Inc*	5,270	496,487
Heidrick & Struggles International Inc	1,846	81,593
Heska Corp*	673	72,011
HMS Holdings Corp*	8,301	266,047
Innoviva Inc*	6,708	97,400
Inogen Inc*	1,746	462,533
Insperity Inc	3,751	449,557
Integer Holdings Corp*	2,859	228,434
Inter Parfums Inc	1,699	110,945
Invacare Corp	3,327	50,570
J&J Snack Foods Corp	1,501	218,396
John B Sanfilippo & Son Inc	861	62,913
Kelly Services Inc	3,086	77,798
Korn/Ferry International (c)	5,672	380,761
Lannett Co Inc*	2,918	15,611
Lantheus Holdings Inc*	3,034	48,847
LeMaitre Vascular Inc	1,530	57,390
LHC Group Inc*	2,932	290,063
Ligand Pharmaceuticals Inc* (c)	2,139	555,476
LSC Communications Inc	3,223	39,417
Luminex Corp	4,147	116,987
Magellan Health Inc*	2,471	181,619
Matthews International Corp	3,224	167,326
The Medicines Co*	6,505	257,663
Medifast Inc	1,065	243,619
Meridian Bioscience Inc	4,249	66,709
Merit Medical Systems Inc*	5,439	320,085
MGP Ingredients Inc	1,267	97,698
MiMedx Group Inc*	9,948	52,724
Momenta Pharmaceuticals Inc*	7,785	206,303
Monro Inc	3,235	229,523
Myriad Genetics Inc*	7,014	349,227
Natus Medical Inc*	3,265	121,785
Navigant Consulting Inc	4,384	104,734
Neogen Corp*	5,176	483,645
Nutrisystem Inc	2,981	110,297
OraSure Technologies Inc*	6,127	98,093
Orthofix Medical Inc*	1,892	101,336
Owens & Minor Inc	6,011	102,067
Phibro Animal Health Corp	1,987	93,786
Progenics Pharmaceuticals Inc*	7,397	57,919
The Providence Service Corp*	1,210	81,239
Quorum Health Corp*	2,753	12,526
REGENXBIO Inc*	2,935	206,771
Rent-A-Center Inc*	5,285	77,901
Repligen Corp*	3,770	206,898
Resources Connection Inc	2,990	49,485
RR Donnelley & Sons Co	6,596	33,376
Select Medical Holdings Corp*	10,762	213,088
Seneca Foods Corp - Class A*	660	21,318
SpartanNash Co	3,727	79,571

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/18

Security Description	Shares	Value (Note 1)
Spectrum Pharmaceuticals Inc*	9,397	$202,317
Strategic Education Inc	2,080	288,642
Supernus Pharmaceuticals Inc*	5,197	230,227
SUPERVALU Inc*	3,712	119,860
Surmodics Inc*	1,330	104,738
Tactile Systems Technology Inc*	1,487	100,625
Team Inc*	2,930	68,269
Tivity Health Inc*	3,326	114,414
Travelport Worldwide Ltd	12,646	234,836
TrueBlue Inc*	3,979	116,585
Universal Corp	2,510	150,098
US Physical Therapy Inc	1,244	155,811
Varex Imaging Corp*	3,808	119,571
Viad Corp	2,054	126,526
WD-40 Co	1,396	247,720
Total Consumer, Non-Cyclical		17,489,464

Energy (4.15%)
Archrock Inc	12,975	164,134
Bonanza Creek Energy Inc*	2,055	63,705
Bristow Group Inc*	3,244	35,554
C&J Energy Services Inc*	6,383	133,724
CARBO Ceramics Inc*	2,228	19,272
Carrizo Oil & Gas Inc*	8,776	212,555
Cloud Peak Energy Inc*	7,447	17,575
CONSOL Energy Inc*	2,531	108,580
Denbury Resources Inc*	40,236	224,115
Era Group Inc*	2,067	24,680
Exterran Corp*	3,227	88,388
Flotek Industries Inc*	5,110	12,724
FutureFuel Corp	2,258	33,486
Geospace Technologies Corp*	1,047	14,794
Green Plains Inc	3,903	69,278
Gulf Island Fabrication Inc	900	8,505
Helix Energy Solutions Group Inc*	13,968	130,740
HighPoint Resources Corp*	9,646	53,149
Matrix Service Co*	2,446	51,121
Newpark Resources Inc*	8,961	94,091
Noble Corp plc*	24,763	151,054
Oil States International Inc*	6,072	205,537
Par Pacific Holdings Inc*	2,344	47,607
PDC Energy Inc* (c)	6,654	350,599
Penn Virginia Corp*	1,312	116,689
Pioneer Energy Services Corp*	7,129	22,813
ProPetro Holding Corp*	6,944	105,688
Renewable Energy Group Inc*	3,179	85,674
REX American Resources Corp*	531	42,788
Ring Energy Inc*	5,422	63,980
SEACOR Holdings Inc*	1,714	88,185
SolarEdge Technologies Inc*	3,793	181,874
SRC Energy Inc*	23,938	222,863
SunCoke Energy Inc*	6,488	72,406
TETRA Technologies Inc*	12,600	57,834
Unit Corp*	5,423	142,571
US Silica Holdings Inc	7,820	165,706
Total Energy		3,684,038

Financial (21.54%)
Acadia Realty Trust	8,187	233,493
Agree Realty Corp	3,114	177,716
Ambac Financial Group Inc*	4,388	92,718
American Assets Trust Inc	4,059	160,331
American Equity Investment Life Holding Co	9,040	335,294
Ameris Bancorp	4,070	202,076
AMERISAFE Inc	1,932	123,262
Apollo Commercial Real Estate	11,233	218,257
Armada Hoffler Properties Inc	4,539	70,763
ARMOUR Residential REIT Inc	4,204	98,878
Axos Financial Inc*	5,523	205,677
Banc of California Inc	4,101	82,635
Banner Corp	3,245	208,751
Berkshire Hills Bancorp Inc	3,692	155,987
Blucora Inc*	4,714	170,647
Boston Private Financial Holdings Inc	8,332	120,397
Brookline Bancorp Inc	8,059	146,271
Capstead Mortgage Corp	9,068	76,171
CareTrust REIT Inc	8,170	150,737
CBL & Associates Properties Inc	16,968	75,677
Cedar Realty Trust Inc	7,158	31,996
Central Pacific Financial Corp	3,057	86,605
Chatham Lodging Trust	4,440	95,238
Chesapeake Lodging Trust	5,971	196,506
City Holding Co	1,547	125,431
Columbia Banking System Inc	7,349	310,495
Community Bank System Inc	5,115	338,255
Community Healthcare Trust Inc	1,592	49,400
Customers Bancorp Inc*	2,828	69,852
CVB Financial Corp	10,289	247,450
DiamondRock Hospitality Co	20,125	240,695
Dime Community Bancshares Inc	2,890	52,454
Easterly Government Properties	6,058	122,675
EastGroup Properties Inc	3,506	341,029
eHealth Inc*	1,525	44,515
Employers Holdings Inc	3,193	146,399
Encore Capital Group Inc*	2,392	92,690
Enova International Inc*	3,399	112,847
Fidelity Southern Corp	2,224	54,043
First BanCorp*	18,240	159,600
First Commonwealth Financial Corp	10,070	168,673
First Financial Bancorp	9,814	308,160
First Financial Bankshares Inc (c)	6,785	409,814
First Midwest Bancorp Inc	10,344	281,150
Four Corners Property Trust Inc	6,547	176,376
Franklin Financial Network Inc*	1,168	45,143
Franklin Street Properties Corp	10,760	92,213
Getty Realty Corp	3,197	93,065
Glacier Bancorp Inc	7,971	364,115
Global Net Lease Inc	6,756	146,538
Government Properties Income Trust	9,949	168,238
Granite Point Mortgage Trust Inc	4,355	83,355
Great Western Bancorp Inc	5,909	257,278
Green Bancorp Inc	2,655	63,720
Greenhill & Co Inc	2,575	70,813
Hanmi Financial Corp	3,211	83,807
HCI Group Inc	756	30,618
Heritage Financial Corp	2,923	106,105
Hersha Hospitality Trust	4,041	95,368
HFF Inc - Class A	3,728	169,288
HomeStreet Inc*	2,707	79,721
Hope Bancorp Inc	12,918	226,194
Horace Mann Educators Corp	4,007	185,524
Independence Realty Trust Inc	8,262	85,346
Independent Bank Corp	2,767	252,074
INTL. FCStone Inc*	1,498	83,528
Invesco Mortgage Capital Inc	11,202	181,808
Investment Technology Group Inc	3,137	68,638
iStar Inc	6,851	76,663
James River Group Holdings Ltd	2,891	118,386
Kite Realty Group Trust	8,396	146,762
LegacyTexas Financial Group Inc	4,261	197,156
Lexington Realty Trust	21,673	202,426
LTC Properties Inc	3,976	184,685
Maiden Holdings Ltd	6,878	26,136
Meta Financial Group Inc	914	79,152
National Bank Holdings Corp - Class A	2,643	106,116
National Storage Affiliates Trust	5,662	160,574
The Navigators Group Inc	2,201	154,070
NBT Bancorp Inc	4,311	174,509
New York Mortgage Trust Inc	13,803	88,339
NMI Holdings Inc - Class A*	5,649	122,018
Northfield Bancorp Inc	4,483	72,983
Northwest Bancshares Inc	10,116	184,314
OFG Bancorp	4,362	70,664
Old National Bancorp	13,437	272,771
Opus Bank	1,640	46,494
Oritani Financial Corp	3,976	64,411
Pacific Premier Bancorp Inc*	3,921	155,076
Pennsylvania Real Estate Investment Trust	7,059	72,002
PennyMac Mortgage Investment Trust	6,109	122,058
Piper Jaffray Cos	1,416	109,032
PRA Group Inc*	4,604	168,276
Preferred Bank	1,334	81,654
ProAssurance Corp	5,377	259,978
Provident Financial Services Inc	6,007	151,557
PS Business Parks Inc	2,001	260,990
Ramco-Gershenson Properties Trust	7,667	107,031
RE/MAX Holdings Inc - Class A	1,780	87,665
Redwood Trust Inc	8,314	141,172
Retail Opportunity Investments	11,310	223,259
RLI Corp	3,911	301,030
S&T Bancorp Inc	3,468	161,817
Safety Insurance Group Inc	1,533	148,241
Saul Centers Inc	1,169	70,140
Seacoast Banking Corp of Florida*	4,714	149,057
Selective Insurance Group Inc (c)	5,895	378,459
ServisFirst Bancshares Inc	4,533	195,372
Simmons First National Corp	7,867	248,597
Southside Bancshares Inc	2,700	96,120
Stewart Information Services Corp	2,381	106,621
Summit Hotel Properties Inc	10,506	144,247
Third Point Reinsurance Ltd*	8,095	108,473
Tompkins Financial Corp	1,219	107,114
Triumph Bancorp Inc*	2,315	98,272
TrustCo Bank Corp NY	9,676	89,503
United Community Banks Inc	7,384	224,031
United Fire Group Inc	2,126	105,301
United Insurance Holdings Corp	2,058	42,868
Universal Health Realty Income Trust	1,242	94,703
Universal Insurance Holdings Inc	3,272	145,931
Urstadt Biddle Properties Inc - Class A	2,991	68,045
Virtus Investment Partners Inc	724	93,396
Waddell & Reed Financial Inc	8,108	162,322
WageWorks Inc*	3,977	212,770
Walker & Dunlop Inc	2,755	150,148
Washington Prime Group Inc	18,663	144,452

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/18

Security Description		Shares	Value (Note 1)
Westamerica Bancorporation		2,609	$167,054
Whitestone REIT		3,993	54,465
WisdomTree Investments Inc		11,401	93,716
World Acceptance Corp*		575	68,201
Total Financial			19,119,428

Industrial (18.41%)
AAON Inc		3,922	158,449
AAR Corp		3,171	147,991
Actuant Corp		6,089	179,321
Aegion Corp*		3,357	83,791
Aerojet Rocketdyne Holdings Inc*		7,576	265,993
Aerovironment Inc*		2,383	209,609
Alamo Group Inc		937	89,296
Alarm.com Holdings Inc*		2,515	141,569
Albany International Corp - Class A		2,871	221,498
American Woodmark Corp*		1,386	117,741
Apogee Enterprises Inc		2,845	140,031
Applied Industrial Technologies		3,882	299,108
Applied Optoelectronics Inc*		1,964	81,231
ArcBest Corp		2,482	119,384
Astec Industries Inc		1,900	92,435
Atlas Air Worldwide Holdings Inc*		2,496	152,006
Axon Enterprise Inc*		5,768	393,724
AZZ Inc		2,578	138,568
Badger Meter Inc		2,921	160,509
Barnes Group Inc (c)		4,855	330,431
Bel Fuse Inc - Class B		988	28,306
Benchmark Electronics Inc		4,930	127,441
Boise Cascade Co		3,900	170,430
Brady Corp - Class A		4,730	191,329
Briggs & Stratton Corp		4,252	85,720
Chart Industries Inc*		3,048	230,276
CIRCOR International Inc		1,919	87,046
Comfort Systems USA Inc		3,696	212,150
Control4 Corp*		2,035	65,954
Cubic Corp		2,477	187,509
DXP Enterprises Inc*		1,585	72,736
Echo Global Logistics Inc*		2,538	84,262
Electro Scientific Industries*		3,245	71,228
Encore Wire Corp		2,060	103,515
EnPro Industries Inc		2,127	159,674
ESCO Technologies Inc		2,555	172,846
Exponent Inc		5,218	273,162
Fabrinet*		3,702	177,215
FARO Technologies Inc*		1,657	113,007
Federal Signal Corp		5,933	154,436
Forward Air Corp		2,951	189,631
Franklin Electric Co Inc		3,824	186,994
Gibraltar Industries Inc*		3,137	142,420
The Greenbrier Cos Inc		2,818	163,444
Griffon Corp		3,397	61,995
Harsco Corp*		8,085	228,401
Haynes International Inc		1,242	48,935
Heartland Express Inc		4,781	97,771
Hillenbrand Inc		6,272	320,813
Hub Group Inc - Class A*		3,325	175,726
Ichor Holdings Ltd*		2,457	63,710
II-VI Inc*		5,522	274,720
Insteel Industries Inc		1,735	66,537
Itron Inc*		3,461	229,810
John Bean Technologies Corp (c)		3,184	376,667
Kaman Corp		2,801	182,653
KapStone Paper and Packaging Corp		8,831	303,345
KEMET Corp*		4,971	128,451
Knowles Corp*		9,026	163,641
Lindsay Corp		1,030	98,643
LSB Industries Inc*		1,435	12,513
Lydall Inc*		1,743	74,600
Marten Transport Ltd		3,836	84,584
Matson Inc		4,283	160,013
Methode Electronics Inc		3,654	144,881
Moog Inc - Class A		3,255	256,852
Mueller Industries Inc		5,776	184,659
Multi-Color Corp		1,395	86,141
Myers Industries Inc		2,611	58,095
MYR Group Inc*		1,615	56,154
National Presto Industries Inc		504	66,830
Olympic Steel Inc		881	19,417
Orion Group Holdings Inc*		2,840	24,481
OSI Systems Inc*		1,710	133,192
Park Electrochemical Corp		1,909	40,814
Patrick Industries Inc*		2,374	151,936
PGT Innovations Inc*		4,867	118,268
Plexus Corp*		3,292	208,351
Powell Industries Inc		838	32,808
Proto Labs Inc*		2,513	390,646
Quanex Building Products Corp		3,418	56,055
Raven Industries Inc		3,584	173,466
Rogers Corp* (c)		1,842	254,325
Saia Inc*		2,527	200,265
Sanmina Corp*		6,831	210,395
Simpson Manufacturing Co Inc		4,136	317,521
SPX Corp*		4,195	142,588
SPX FLOW Inc*		4,202	201,444
Standex International Corp		1,287	138,867
Sturm Ruger & Co Inc		1,780	116,501
Tennant Co		1,758	134,575
Tetra Tech Inc		5,580	389,484
TimkenSteel Corp*		3,932	55,087
TopBuild Corp*		3,577	222,776
Tredegar Corp		2,521	55,336
Trex Co Inc* (c)		5,906	500,238
Triumph Group Inc		4,765	99,112
TTM Technologies Inc*		9,342	174,695
Universal Forest Products Inc		6,063	227,120
US Concrete Inc*		1,585	76,397
US Ecology Inc		2,200	160,050
Vicor Corp*		1,588	99,171
Watts Water Technologies Inc		2,791	230,118
Total Industrial			16,336,055

Technology (8.69%)
3D Systems Corp*		11,420	232,397
Advanced Energy Industries Inc*		3,946	235,103
Agilysys Inc*		1,424	22,884
Axcelis Technologies Inc*		3,225	65,145
Bottomline Technologies DE Inc*		3,498	230,763
Brooks Automation Inc		7,078	278,944
Cabot Microelectronics Corp		2,577	290,505
CACI International Inc* (c)		2,478	483,210
CEVA Inc*		2,229	68,207
Cohu Inc		2,788	73,547
Computer Programs & Systems Inc		1,062	28,993
Cray Inc*		4,078	88,493
CSG Systems International Inc		3,263	121,873
CTS Corp		3,313	122,415
Diebold Nixdorf Inc		7,353	34,927
Digi International Inc*		2,432	32,710
Diodes Inc*		3,881	147,168
Donnelley Financial Solutions*		3,281	68,540
DSP Group Inc*		2,148	27,602
Ebix Inc		2,210	176,027
Electronics For Imaging Inc*		4,489	156,172
Engility Holdings Inc*		1,753	60,847
ExlService Holdings Inc*		3,451	221,140
FormFactor Inc*		7,104	109,757
Insight Enterprises Inc*		3,525	194,369
Kopin Corp*		6,036	14,004
Kulicke & Soffa Industries Inc		6,804	175,475
LivePerson Inc*		5,605	150,775
ManTech International Corp		2,644	175,350
MaxLinear Inc*		6,001	115,699
Mercury Systems Inc*		4,835	263,556
MicroStrategy Inc - Class A*		933	139,017
Monotype Imaging Holdings Inc		4,231	87,159
MTS Systems Corp		1,789	96,785
Nanometrics Inc*		2,280	99,887
NextGen Healthcare Inc*		4,741	108,521
Omnicell Inc*		3,901	268,194
OneSpan Inc*		2,814	52,763
PDF Solutions Inc*		2,557	22,297
Photronics Inc*		7,012	75,028
Power Integrations Inc		2,968	217,703
Progress Software Corp		4,672	191,225
Qualys Inc*		3,285	299,099
Rambus Inc*		11,045	134,970
Rudolph Technologies Inc*		3,191	88,710
Semtech Corp*		6,641	396,800
SPS Commerce Inc*		1,706	167,649
Sykes Enterprises Inc*		3,994	120,779
Tabula Rasa HealthCare Inc*		1,365	119,670
TiVo Corp		12,338	168,414
TTEC Holdings Inc		1,570	41,134
Ultra Clean Holdings Inc*		3,885	59,285
Veeco Instruments Inc*		4,630	55,560
Virtusa Corp*		2,769	161,322
Xperi Corp		4,873	76,506
Total Technology			7,715,074

Utilities (2.09%)
American States Water Co		3,685	222,685
Avista Corp (c)		6,589	338,082
California Water Service Group		4,824	198,508
El Paso Electric Co		4,080	250,104
Northwest Natural Gas Co		2,888	187,431
South Jersey Industries Inc		8,579	284,651
Spire Inc (c)		5,052	376,616
Total Utilities			1,858,077

Total Common Stock (Cost $57,265,001)			86,831,697

	Maturity Date
United States Treasury Bills (1.35%)
Treasury Bill	10/04/2018	1,200,000	1,198,065
United States Treasury Bills (Cost $1,197,920)			1,198,065

Total Investments (Cost $58,462,921) (a) (99.19%)			$88,029,762
Other Net Assets (0.81%)			722,550
Net Assets (100.00%)			$88,752,312

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/18

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $58,488,393.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$33,071,908
Unrealized depreciation	(3,530,539)
Net unrealized appreciation	$29,541,369

(b)	Futures contracts at August 31, 2018:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
22 / SEPT 2018 / Long / ICE	$1,872,565	$1,914,660	$42,095

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

Shelton Core Value Fund	Portfolio of Investments	8/31/18

Security Description		Shares	Value (Note 1)
Common Stock (95.19%)

Basic Materials (2.63%)
PPG Industries Inc (b)		16,000	$1,768,640
Praxair Inc (b)		15,167	2,399,268
Sensient Technologies Corp		8,500	603,670
Total Basic Materials			4,771,578

Communications (5.46%)
AT&T Inc (b)		57,669	1,841,948
Alphabet Inc - Class A* (b)		1,600	1,970,880
Alphabet Inc - Class C* (b)		1,600	1,949,104
Facebook Inc* (b)		11,600	2,038,468
Verizon Communications Inc (b)		38,542	2,095,528
Total Communications			9,895,928

Consumer, Cyclical (9.34%)
DR Horton Inc (b)		55,200	2,456,952
Ford Motor Co (b)		522,700	4,955,195
Lowe’s Cos Inc (b)		31,200	3,393,000
Marriott International Inc (b)		13,000	1,644,110
McDonald’s Corp (b)		18,268	2,963,618
Target Corp (b)		9,639	843,413
Walgreens Boots Alliance Inc		10,000	685,600
Total Consumer, Cyclical			16,941,888

Consumer, Non-Cyclical (18.79%)
Abbott Laboratories (b)		27,810	1,858,820
AbbVie Inc (b)		33,610	3,225,887
AmerisourceBergen Corp (b)		22,912	2,061,393
Baxter International Inc (b)		27,700	2,060,049
British American Tobacco PLC		3,770	182,393
Cigna Corp (b)		11,400	2,147,076
Celgene Corp* (b)		7,514	709,697
Centene Corp* (b)		13,900	2,036,072
Colgate-Palmolive Co (b)		20,400	1,354,764
Conagra Brands Inc (b)		42,450	1,560,038
Gilead Sciences Inc (b)		31,200	2,362,776
Kimberly-Clark Corp		1,800	207,972
Merck & Co Inc (b)		10,000	685,900
PayPal Holdings Inc* (b)		24,000	2,215,920
Pfizer Inc (b)		49,000	2,034,480
Shire PLC (b)		7,085	1,241,788
Sprouts Farmers Market Inc* (b)		260,000	6,882,200
Tyson Foods Inc - Class A		20,000	1,256,200
Total Consumer, Non-Cyclical			34,083,425

Energy (10.50%)
Anadarko Petroleum Corp (b)		17,040	1,097,376
BP PLC (b)		81,437	3,492,019
Baker Hughes a GE Co (b)		27,455	905,191
Chevron Corp (b)		29,324	3,473,721
ConocoPhillips (b)		19,648	1,442,753
Devon Energy Corp (b)		7,352	315,621
Exxon Mobil Corp (b)		43,236	3,466,230
Royal Dutch Shell PLC (b)		36,500	2,380,895
Schlumberger Ltd (b)		39,100	2,469,556
Total Energy			19,043,362

Financial (23.61%)
Bank of America Corp (b)		140,000	4,330,199
The Bank of New York Mellon Corp (b)		15,050	784,858
BlackRock Inc (b)		6,300	3,018,078
Citigroup Inc (b)		21,300	1,517,412
Digital Realty Trust Inc (b)		16,500	2,050,620
Arthur J Gallagher & Co		32,400	2,337,336
The Goldman Sachs Group Inc (b)		15,850	3,769,289
Intercontinental Exchange Inc (b)		15,920	1,213,582
JPMorgan Chase & Co (b)		71,020	8,137,471
Morgan Stanley (b)		47,050	2,297,452
New York Community Bancorp Inc		211,900	2,282,163
Principal Financial Group Inc (b)		13,650	753,344
State Street Corp (b)		9,600	834,336
US Bancorp (b)		60,600	3,279,066
Wells Fargo & Co (b)		87,889	5,139,748
Aspen Insurance Holdings Ltd		26,315	1,082,862
Total Financial			42,827,816

Industrial (7.03%)
Agilent Technologies Inc		870	58,760
The Boeing Co (b)		5,800	1,988,182
Caterpillar Inc (b)		21,442	2,977,222
Masco Corp (b)		90,000	3,417,300
Northrop Grumman Corp (b)		8,600	2,567,014
Rockwell Collins Inc		1,400	190,330
United Technologies Corp (b)		10,100	1,330,170
Seaspan Corp		25,000	230,500
Total Industrial			12,759,478

Technology (15.57%)
Apple Inc (b)		14,200	3,232,347
Applied Materials Inc (b)		66,000	2,839,320
Broadcom Inc (b)		9,000	1,971,270
DXC Technology Co (b)		4,294	391,140
Dell Technologies Inc - Class V* (b)		3,312	318,515
Hewlett Packard Enterprise Co (b)		50,000	826,500
Intel Corp (b)		61,000	2,954,230
IBM (b)		18,560	2,718,669
Micro Focus International PLC (b)		6,865	116,911
Microsoft Corp (b)		37,633	4,227,315
Oracle Corp (b)		40,930	1,988,379
Paychex Inc (b)		17,000	1,245,250
Perspecta Inc (b)		2,147	49,939
QUALCOMM Inc (b)		75	5,153
TSMC		30,000	1,308,000
Seagate Technology PLC (b)		38,000	2,034,520
Texas Instruments Inc (b)		18,000	2,023,200
Total Technology			28,250,658

Utilities (2.26%)
Consolidated Edison Inc (b)		21,200	1,673,316
DTE Energy Co (b)		4,700	522,358
Duke Energy Corp (b)		99	8,043
Exelon Corp (b)		46	2,011
FirstEnergy Corp (b)		23,574	881,196
NextEra Energy Inc (b)		5,900	1,003,590
Total Utilities			4,090,514

Total Common Stock (Cost $118,805,863)			172,664,647

Preferred Stock (0.55%)
Amerityre Corp*,**		2,000,000	1,000,000
Total Preferred Stock (Cost $2,000,000)			1,000,000

	Maturity Date
United States Treasury Bills (4.02%)
Treasury Bill	10/04/2018	7,300,000	7,288,230
Total United States Treasury Bills (Cost $7,287,462)			7,288,230

Total Investments (Cost $128,093,325) (a) (99.76%)			$180,952,877
Other Net Assets (0.24%)			436,424
Net Assets (100.00%)			$181,389,301

*	Non-income producing security.
**	This Security was purchased pursuant to Rule 506 of Regulation D under the Securities act of 1933, as amended, or is otherwise restricted and may be sold to qualified institutional investors or may have other restriction on resale. At August 31, 2018, the fair value was $1,000,000, or 0.55% of net assets.

(a)	Aggregate cost for federal income tax purpose is $128,451,522.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/18

(b)	A portion of these shares have been pledged in connection with obligations for options contracts.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$57,642,314
Unrealized depreciation	(5,140,959)
Net unrealized appreciation	$52,501,355

SCHEDULE OF SECURITIES SOLD SHORT Written Call Options	Expiration Date	Exercise Amount	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	10/19/2018	$10,000	(100)	$65	$650,000	$(27,500)
AbbVie Inc	9/21/2018	33,600	(336)	98	3,292,800	(38,976)
Agilent Technologies Inc	9/21/2018	800	(8)	70	56,000	(184)
Alphabet Inc - Class C	10/19/2018	1,600	(16)	1275	2,040,000	(23,152)
Alphabet Inc - Class A	10/19/2018	1,600	(16)	1290	2,064,000	(25,120)
AmerisourceBergen Corp	10/19/2018	9,000	(90)	93	837,000	(15,750)
Anadarko Petroleum Corp	9/21/2018	17,000	(170)	80	1,360,000	(680)
Apple Inc	10/19/2018	14,200	(142)	225	3,195,000	(130,640)
Applied Materials Inc	9/21/2018	66,000	(660)	53	3,498,000	(1,320)
AT&T Inc	10/19/2018	10,000	(100)	33	330,000	(2,800)
Bank of America Corp	9/21/2018	45,000	(450)	32	1,440,000	(4,950)
Baxter International Inc	10/19/2018	27,700	(277)	75	2,077,500	(37,395)
The Boeing Co	10/19/2018	5,800	(58)	355	2,059,000	(33,640)
Broadcom Ltd	10/19/2018	9,000	(90)	220	1,980,000	(77,400)
Caterpillar Inc	9/21/2018	21,400	(214)	155	3,317,000	(2,140)
Centene Corp	10/19/2018	13,900	(139)	150	2,085,000	(36,140)
Chevron Corp	9/21/2018	10,000	(100)	130	1,300,000	(400)
Cigna Corp	10/19/2018	11,400	(114)	185	2,109,000	(86,640)
Citigroup Inc	10/19/2018	11,300	(113)	73	824,900	(18,306)
Colgate-Palmolive Co	10/19/2018	10,200	(102)	70	714,000	(3,978)
Conagra Brands Inc	9/21/2018	20,000	(200)	38	760,000	(2,000)
ConocoPhillips	10/19/2018	12,000	(120)	73	876,000	(35,280)
Digital Realty Trust Inc	10/19/2018	16,500	(165)	125	2,062,500	(33,495)
DR Horton Inc	11/16/2018	55,200	(552)	47	2,594,400	(66,792)
Exxon Mobil Corp	9/21/2018	18,700	(187)	83	1,552,100	(5,236)
Facebook Inc	10/19/2018	11,600	(116)	185	2,146,000	(32,944)
Ford Motor Co	10/19/2018	50,000	(500)	10	500,000	(8,500)
Gilead Sciences Inc	9/21/2018	10,000	(100)	83	830,000	(700)
The Goldman Sachs Group Inc	9/21/2018	5,000	(50)	250	1,250,000	(2,400)
Intel Corp	10/19/2018	24,400	(244)	50	1,220,000	(22,448)
Intercontinental Exchange Inc	9/21/2018	6,400	(64)	78	499,200	(2,240)
International Business Machines Corp	10/19/2018	18,500	(185)	145	2,682,500	(89,910)
JPMorgan Chase & Co	9/21/2018	25,000	(250)	120	3,000,000	(4,500)
Kimberly-Clark Corp	9/21/2018	1,800	(18)	115	207,000	(3,330)
Lowe's Cos Inc	10/19/2018	31,200	(312)	110	3,432,000	(74,256)
Marriott International Inc	10/19/2018	6,500	(65)	135	877,500	(4,875)
Masco Corp	10/19/2018	90,000	(900)	40	3,600,000	(27,000)
McDonald's Corp	9/21/2018	18,200	(182)	165	3,003,000	(15,470)
Microsoft Corp	9/21/2018	12,500	(125)	110	1,375,000	(42,500)
Morgan Stanley	9/21/2018	15,000	(150)	53	793,000	(1,050)
Oracle Corp	10/19/2018	40,900	(409)	50	2,045,000	(38,037)
Paychex Inc	9/21/2018	8,500	(85)	70	595,000	(29,750)
PayPal Holdings Inc	10/19/2018	24,000	(240)	90	2,160,000	(121,200)
Pfizer Inc	10/19/2018	49,000	(490)	43	2,107,000	(15,680)
Schlumberger Ltd	9/21/2018	15,000	(150)	70	1,050,000	(750)
Seagate Technology PLC	10/19/2018	38,000	(380)	58	2,204,000	(30,780)
Sprouts Farmers Market Inc	9/21/2018	30,000	(300)	23	690,000	(114,000)
Sprouts Farmers Market Inc	12/21/2018	50,000	(500)	28	1,400,000	(75,000)
State Street Corp	9/21/2018	5,000	(50)	93	465,000	(500)
Taiwan Semiconductor Manufacturing Co Ltd	10/19/2018	15,000	(150)	41	615,000	(43,800)
Target Corp	10/19/2018	9,600	(96)	83	792,000	(55,680)
Texas Instruments Inc	10/19/2018	18,000	(180)	115	2,070,000	(41,400)
Tyson Foods Inc	9/21/2018	20,000	(200)	63	1,250,000	(23,400)
United Technologies Corp	9/21/2018	5,100	(51)	130	663,000	(15,045)
US Bancorp	10/19/2018	29,600	(296)	55	1,628,000	(21,312)
Verizon Communications Inc	10/19/2018	10,000	(100)	55	550,000	(8,200)
Walgreens Boots Alliance Inc	9/21/2018	10,000	(100)	73	730,000	(1,500)
Wells Fargo & Co	9/21/2018	25,000	(250)	60	1,500,000	(8,000)

Total Written Call Options					91,003,400	(1,686,071)
Premiums Received $1,679,350

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/18

Security Description		Shares	Value (Note 1)
Common Stock (97.92%)

Communications (33.48%)
Internet (24.42%)
Alphabet Inc - Class A*		20,265	$24,962,427
Alphabet Inc - Class C*		21,129	25,739,137
Amazon.com Inc* (c)		23,696	47,693,177
Baidu Inc*		24,344	5,513,429
Booking Holdings Inc*		4,293	8,378,004
Ctrip.com International Ltd*		40,186	1,573,282
eBay Inc*		88,653	3,068,280
Expedia Group Inc		12,088	1,577,484
Facebook Inc* (c)		135,510	23,813,172
JD.com Inc*		78,248	2,449,162
MercadoLibre Inc		3,829	1,311,088
Netflix Inc*		37,731	13,872,934
Symantec Corp		52,618	1,060,779
			161,012,355
Media (5.08%)
Charter Communications Inc*		21,143	6,562,787
Comcast Corp - Class A		412,162	15,245,872
Liberty Global PLC - Class A*		17,321	464,376
Liberty Global PLC - Class C*		50,158	1,298,591
Sirius XM Holdings Inc		390,050	2,769,355
Twenty-First Century Fox Inc		69,431	3,117,452
Twenty-First Century Fox Inc - Class A		89,454	4,061,212
			33,519,645
Telecommunicatoins (3.98%)
Cisco Systems Inc		428,387	20,464,047
T-Mobile US Inc*		74,292	4,906,244
Vodafone Group PLC		39,481	853,184
			26,223,475

Total Communications			220,755,475

Consumer, Cyclical (7.07%)
American Airlines Group Inc		41,028	1,660,813
Costco Wholesale Corp		38,077	8,876,891
Dollar Tree Inc*		20,122	1,620,022
Fastenal Co		25,010	1,459,584
Hasbro Inc		10,768	1,069,370
Marriott International Inc		30,942	3,913,235
O’Reilly Automotive Inc*		7,255	2,433,472
PACCAR Inc		30,605	2,093,994
Qurate Retail Inc*		38,964	810,062
Ross Stores Inc		33,227	3,182,482
Starbucks Corp		121,002	6,467,557
Tesla Inc*		14,647	4,418,414
Ulta Beauty Inc*		5,303	1,378,780
Walgreens Boots Alliance Inc		86,138	5,905,621
Wynn Resorts Ltd		8,957	1,328,681
Total Consumer, Cyclical			46,618,978

Consumer, Non-Cyclical (17.99%)
Alexion Pharmaceuticals Inc*		18,960	2,317,670
Align Technology Inc*		6,948	2,685,333
Amgen Inc		62,652	12,518,495
Automatic Data Processing Inc		37,716	5,534,823
Biogen Inc*		17,985	6,357,518
BioMarin Pharmaceutical Inc*		15,309	1,530,594
Celgene Corp*		66,957	6,324,089
Cintas Corp		9,259	1,975,593
DENTSPLY SIRONA Inc		19,917	795,087
Express Scripts Holding Co*		48,068	4,230,945
Gilead Sciences Inc		113,901	8,625,723
Henry Schein Inc*		13,327	1,035,241
Hologic Inc*		23,979	953,405
IDEXX Laboratories Inc*		7,575	1,924,353
Illumina Inc*		12,391	4,396,699
Incyte Corp*		18,354	1,356,544
Intuitive Surgical Inc*		9,509	5,325,040
The Kraft Heinz Co		105,688	6,158,440
Mondelez International Inc		127,091	5,429,328
Monster Beverage Corp*		47,863	2,914,378
Mylan NV*		46,642	1,825,101
PayPal Holdings Inc*		104,072	9,608,968
PepsiCo Inc		129,620	14,518,735
Regeneron Pharmaceuticals Inc*		8,956	3,642,853
Shire PLC		5,599	981,337
Verisk Analytics Inc*		14,348	1,708,703
Vertex Pharmaceuticals Inc*		21,464	3,957,962
Total Consumer, Non-Cyclical			118,632,957

Industrial (1.03%)
CSX Corp		75,850	5,625,036
JB Hunt Transport Services Inc		9,517	1,149,178
Total Industrial			6,774,214

Technology (38.36%)
Computers (11.69%)
Apple Inc (c)		301,448	68,618,608
Check Point Software Technology*		14,173	1,646,761
Cognizant Technology Solutions		50,043	3,924,872
Seagate Technology PLC		24,765	1,325,918
Western Digital Corp		25,103	1,587,514
			77,103,673
Semiconductors (12.90%)
Analog Devices Inc		31,286	3,092,621
Applied Materials Inc		90,700	3,901,914
ASML Holding NV		6,426	1,317,651
Broadcom Inc		35,691	7,817,400
Intel Corp		415,091	20,102,857
KLA-Tencor Corp		13,618	1,582,548
Lam Research Corp		14,168	2,452,339
Maxim Integrated Products Inc		24,385	1,474,561
Microchip Technology Inc		20,376	1,752,947
Micron Technology Inc*		100,270	5,266,180
NVIDIA Corp		52,604	14,764,891
QUALCOMM Inc		128,370	8,820,303
Skyworks Solutions Inc		15,824	1,444,731
Texas Instruments Inc		85,539	9,614,584
Xilinx Inc		21,298	1,657,623
			85,063,150
Software (13.76%)
Activision Blizzard Inc		64,302	4,636,174
Adobe Systems Inc*		42,627	11,232,641
Autodesk Inc*		18,603	2,871,373
CA Inc		36,251	1,587,794
Cadence Design Systems Inc*		24,529	1,153,844
Cerner Corp*		28,919	1,882,916
Citrix Systems Inc*		11,806	1,346,120
Electronic Arts Inc*		26,133	2,963,744
Fiserv Inc*		35,928	2,876,755
Intuit Inc		21,697	4,761,841
Microsoft Corp (c)		421,904	47,392,477
NetEase Inc		6,512	1,287,488
Paychex Inc		31,231	2,287,671
Synopsys Inc*		12,896	1,317,197
Take-Two Interactive Software*		9,920	1,324,915
Workday Inc - Class A*		11,912	1,840,880
			90,763,830

Total Technology			252,930,653

Total Common Stock (Cost $367,144,218)			645,712,277

	Maturity Date
United States Treasury Bills (1.82%)
Treasury Bill	10/04/2018	12,000,000	11,980,652
United States Treasury Bills (Cost $11,979,389)			11,980,652

Total Investments (Cost $379,123,607) (a) (99.74%)			$657,692,929
Other Net Assets (0.26%)			1,724,517
Net Assets (100.00%)			$659,417,446

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $379,420,718.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$285,709,083
Unrealized depreciation	(7,436,872)
Net unrealized appreciation	$278,272,211

(b)	Futures contracts at August 31, 2018: Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
91 / SEPT 2018 / Long / CME	$13,443,820	$13,943,475	$499,655

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments	8/31/18

Security Description	Shares	Value (Note 1)
Common Stock (97.50%)

Basic Materials (2.19%)
Daqo New Energy Corp*	14,000	$499,380
Schnitzer Steel Industries Inc	22,000	579,700
Total Basic Materials		1,079,080

Communications (6.45%)
Alphabet Inc - Class C*	1,400	1,705,466
Palo Alto Networks Inc*	1,500	346,725
Sierra Wireless Inc*	60,000	1,131,000
Total Communications		3,183,191

Consumer, Cyclical (8.50%)
Herman Miller Inc	31,000	1,187,300
Interface Inc	20,000	471,000
Kandi Technologies Group Inc*	117,500	487,625
Tesla Inc*	6,800	2,051,288
Total Consumer, Cyclical		4,197,213

Consumer, Non-Cyclical (9.72%)
CRISPR Therapeutics AG*	7,500	425,025
Gilead Sciences Inc	7,500	567,975
The Hain Celestial Group Inc*	28,000	799,680
Illumina Inc*	900	319,347
Intellia Therapeutics Inc*	13,000	402,090
Invitae Corp*	46,000	681,260
OraSure Technologies Inc*	17,500	280,175
SunOpta Inc*	66,000	504,900
United Natural Foods Inc*	23,000	816,730
Total Consumer, Non-Cyclical		4,797,182

Energy (29.60%)
Canadian Solar Inc*	118,700	1,704,532
First Solar Inc*	39,500	2,057,160
JinkoSolar Holding Co Ltd*	83,000	1,089,790
Pattern Energy Group Inc	135,000	2,751,300
SolarEdge Technologies Inc*	5,200	249,340
Sunrun Inc*	140,000	1,836,800
TerraForm Power Inc	110,000	1,229,800
TPI Composites Inc*	37,000	1,037,110
Vestas Wind Systems A/S	115,000	2,658,225
Total Energy		14,614,057

Financial (6.52%)
Alexandria Real Estate Equities Inc	4,900	628,915
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	1,379,840
Horizon Technology Finance Corp	48,800	552,416
Liberty Property Trust	15,000	656,250
Total Financial		3,217,421

Industrial (12.59%)
ABB Ltd	41,600	978,016
Garmin Ltd	8,000	545,120
Ichor Holdings Ltd*	30,000	777,900
Itron Inc*	6,200	411,680
LG Display Co Ltd	54,000	511,380
SunPower Corp*	103,000	692,160
Trex Co Inc*	15,600	1,321,320
Universal Display Corp	8,000	979,200
Total Industrial		6,216,776

Technology (19.53%)
Advanced Energy Industries Inc*	8,600	512,388
Analog Devices Inc	7,700	761,145
Applied Materials Inc	48,500	2,086,470
Fortinet Inc*	6,500	544,440
Gemalto NV*	12,500	361,625
IBM	10,500	1,538,040
Microchip Technology Inc	3,000	258,090
Omnicell Inc*	6,400	440,000
QUALCOMM Inc	4,200	288,582
Skyworks Solutions Inc	12,500	1,141,250
STMicroelectronics NV	35,000	724,150
Ultra Clean Holdings Inc*	32,500	495,950
Veeco Instruments Inc*	40,600	487,200
Total Technology		9,639,330

Utilities (2.41%)
Consolidated Water Co Ltd	88,000	1,188,000
Total Utilities		1,188,000

Total Common Stock (Cost $41,932,802)		48,132,250

Total Investments (Cost $41,932,802) (a) (97.50%)		$48,132,250
Other Net Assets (2.50%)		1,233,494
Net Assets (100.00%)		$49,365,744

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $41,961,798.

At August 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$9,952,993
Unrealized depreciation	(3,782,541)
Net unrealized appreciation	$6,170,452

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2018

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of investments	$65,630,335	$19,650,755	$6,377,850	$54,439,247
Market value of investments (Note 1)	67,583,370	19,209,540	6,330,413	54,439,247
Cash	69,244	118,015	66,428	71,263
Cash held at broker	—	—	—	—
Variation margin receivable
Interest receivable	678,950	43,039	10,486	—
Dividend receivable	—	—	—	—
Receivable for fund shares sold	1,114	7,470	1,965	464,305
Receivable for investment securities sold	—	—	—	—
Prepaid expenses	—	—	—	—
Total assets	$68,332,678	$19,378,064	$6,409,292	$54,974,815

Liabilities
Written Options, at value	—	—	—	—
Payable for fund shares repurchased	2,224	2,830	160	5,958
Payable to investment advisor	29,139	4,440	216	13,694
Distributions payable	30,205	562	82	626
Accrued 12b-1 fees	—	999	355	399
Accrued shareholder service fees	—	1,041	342	399
Accrued administration fees	5,066	1,427	455	3,761
Accrued CCO fees	743	232	38	670
Accrued custody fees	892	404	121	1,161
Accrued fund accounting fees	3,404	1,748	1,302	2,653
Accrued printing fees	1,483	1,166	1,105	940
Accrued state registration fees	1,185	1,302	627	2,071
Accrued transfer agent fees	2,028	806	209	1,518
Accrued trustee fees	398	385	290	481
Accrued expenses	2,952	1,413	1,559	4,654
Total liabilities	79,719	18,755	6,861	38,985

Net assets	$68,252,959	$19,359,309	$6,402,431	$54,935,830

Net assets at August 31, 2018 consist of
Paid-in capital	66,207,805	20,044,777	6,452,030	54,937,381
Undistributed net investment income	(27,347)	1,017	169	746
Accumulated net realized gain (loss)	119,465	(245,271)	(2,331)	(2,297)
Unrealized appreciation (depreciation) of investments and foreign currency	1,953,036	(441,214)	(47,437)	—
Unrealized appreciation (depreciation) of futures	—	—	—	—
Unrealized appreciation (depreciation) of options contracts	—	—	—	—
Total net assets	$68,252,959	$19,359,309	$6,402,431	$54,935,830

Net assets
Direct Shares	$68,252,959	$15,668,452	$5,131,328	$53,071,563
K Shares	$—	$3,690,857	$1,271,103	$1,864,267

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	6,047,324	1,570,014	510,842	53,074,812
K Shares (no par value, unlimited shares authorized)		368,778	128,606	1,862,598

Net asset value per share
Direct Shares	$11.29	$9.98	$10.04	$1.00
K Shares	$—	$10.01	$9.88	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2018 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$67,462,524	$82,225,520	$58,462,921	$128,093,325
Market value of investments (Note 1)	191,128,933	129,978,569	88,029,762	180,952,877
Cash	597,168	708,589	512,840	375,458
Cash held at broker	250,000	200,000	200,000	1,397,759
Variation margin receivable	229	2,400	6,531	—
Interest receivable	—	—	—	—
Dividend receivable	363,431	131,293	49,275	493,179
Receivable for fund shares sold	48,903	10,851	57,858	8,154
Receivable for investment securities sold	—	—	76,954	—
Prepaid expenses	—	—	—	—
Total assets	$192,388,664	$131,031,702	$88,933,220	$183,227,427

Liabilities
Written Options, at value (proceeds —, —, —, $1,679,350 respectively)	—	—	—	1,686,071
Payable for fund shares repurchased	16,790	45,012	106,563	19,064
Payable to investment advisor	40,127	43,889	36,612	76,641
Distributions payable	—	—	—	—
Accrued 12b-1 fees	2,264	1,435	2,342	1,317
Accrued shareholder service fees	3,247	1,408	2,504	1,543
Accrued administration fees	13,945	9,532	6,359	13,315
Accrued CCO fees	1,950	1,118	1,014	1,681
Accrued custody fees	2,729	1,991	1,289	2,547
Accrued fund accounting fees	5,882	4,561	4,184	5,689
Accrued printing fees	2,058	1,622	938	2,738
Accrued state registration fees	3,438	2,786	2,029	4,672
Accrued transfer agent fees	5,354	4,165	2,304	13,230
Accrued trustee fees	459	432	417	407
Accrued expenses	9,740	6,943	14,353	9,211
Total liabilities	107,983	124,894	180,908	1,838,126

Net assets	$192,280,681	$130,906,808	$88,752,312	$181,389,301

Net assets at August 31, 2018 consist of
Paid-in capital	66,831,354	72,902,395	54,021,448	106,737,554
Undistributed net investment income	727,793	147,783	36,982	37,810
Accumulated net realized gain (loss)	1,041,403	10,088,663	5,084,946	21,761,116
Unrealized appreciation (depreciation) of investments and foreign currency	123,666,408	47,753,037	29,566,841	52,859,542
Unrealized appreciation (depreciation) of futures	13,723	14,930	42,095	—
Unrealized appreciation (depreciation) of options contracts	—	—	—	(6,721)
Total net assets	$192,280,681	$130,906,808	$88,752,312	$181,389,301

Net assets
Direct Shares	$182,361,618	$124,727,870	$78,901,614	$176,018,810
K Shares	$9,919,063	$6,178,938	$9,850,698	$5,370,491

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,254,663	4,335,913	2,985,659	7,175,170
K Shares (no par value, unlimited shares authorized)	177,247	217,773	382,238	221,721

Net asset value per share
Direct Shares	$56.03	$28.77	$26.43	$24.53
K Shares	$55.96	$28.37	$25.77	$24.22

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2018 (Continued)

	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$379,123,607	$41,932,802
Market value of investments (Note 1)	657,692,929	48,132,250
Cash	588,420	1,293,502
Cash held at broker	1,150,000	—
Variation margin receivable	22,553
Interest receivable	—	—
Dividend receivable	624,770	94,737
Receivable for fund shares sold	149,084	9,016
Receivable for investment securities sold	—	—
Prepaid expenses	—	—
Total assets	660,227,756	49,529,505

Liabilities
Written Options, at value	—	—
Payable for fund shares repurchased	492,754	108,118
Payable to investment advisor	172,052	41,351
Distributions payable	397	—
Accrued 12b-1 fees	6,108	—
Accrued shareholder service fees	6,589	—
Accrued administration fees	47,141	3,592
Accrued CCO fees	6,796	577
Accrued custody fees	8,211	466
Accrued fund accounting fees	15,708	2,185
Accrued printing fees	3,089	1,928
Accrued state registration fees	6,416	917
Accrued transfer agent fees	13,400	1,329
Accrued trustee fees	601	526
Accrued expenses	31,048	2,772
Total liabilities	810,310	163,761

Net assets	$659,417,446	$49,365,744

Net assets at August 31, 2018 consist of
Paid-in capital	380,369,265	42,906,289
Undistributed net investment income	738,946	63,709
Accumulated net realized gain (loss)	(759,743)	196,297
Unrealized appreciation (depreciation) of investments and foreign currency	278,569,323	6,199,449
Unrealized appreciation (depreciation) of futures	499,655	—
Unrealized appreciation (depreciation) of options contracts	—	—
Total net assets	659,417,446	49,365,744

Net assets
Direct Shares	$630,844,687	$49,365,744
K Shares	$28,572,759	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	33,471,289	2,870,176
K Shares (no par value, unlimited shares authorized)	1,560,513

Net asset value per share
Direct Shares	$18.85	$17.20
K Shares	$18.31	$—

See accompanying notes to financial statements.

Statements of Operations August 31, 2018

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$1,980,939	$452,024	$78,932	$789,150
Dividend income	—	—	—	—
Total	1,980,939	452,024	78,932	789,150

Expenses
Management fees (Note 2)	357,154	104,188	28,060	278,107
Administration fees (Note 2)	62,423	18,208	4,903	48,966
Transfer agent fees	18,010	10,502	2,723	12,203
Accounting services	47,538	23,390	17,290	35,586
Custodian fees	5,841	2,141	687	5,248
Broker Fees	—	—	—	—
Legal and audit fees	21,341	9,402	7,334	20,282
CCO fees (Note 2)	11,249	3,022	814	8,323
Trustees fees	5,196	4,954	4,859	4,770
Insurance	5,439	1,556	368	3,973
Printing	4,244	2,640	1,592	4,881
Registration and dues	1,824	5,499	1,875	5,332
12b-1 fees Class K (Note 2)	—	9,234	3,011	4,984
Shareholder service fees Class K (Note 2)	—	9,234	3,002	4,984
Licensing fee	7	6	2	7
Total expenses	540,266	203,976	76,520	437,646
Less class specific expenses waived	—	—	—	(3,820)
Less reimbursement from manager (Note 2)	—	(27,929)	(36,555)	(173,998)
Net expenses	540,266	176,047	39,965	263,648
Net investment income	1,440,673	275,977	38,967	525,502

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions and foreign currency	98,984	50,784	(1,308)	(1)
Net realized gain (loss) from futures contracts	—	—	—	—
Net realized gain (loss) from written options contracts	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(2,120,294)	(763,008)	(47,606)	—
Change in unrealized appreciation (depreciation) of futures	—	—	—	—
Change in unrealized appreciation (depreciation) of written options contracts	—	—	—	—
Net realized and unrealized gain (loss) on investments	(2,021,310)	(712,224)	(48,914)	(1)
Net increase (decrease) in net assets resulting from operations	$(580,637)	$(436,247)	$(9,947)	$525,501

See accompanying notes to financial statements.

Statements of Operations August 31, 2018 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$9,775	$9,575	$6,996	$307,606
Dividend income (net of foreign tax witheld: ($4,680), $394, $135, $30,621, respectively)	3,610,064	1,947,369	987,843	3,976,453
Total	3,619,839	1,956,944	994,839	4,284,059

Expenses
Management fees (Note 2)	446,327	502,837	371,286	931,840
Administration fees (Note 2)	155,969	109,830	65,037	162,849
Transfer agent fees	35,660	27,524	16,372	123,298
Accounting services	84,280	66,747	50,322	88,463
Custodian fees	13,775	12,469	11,041	16,964
Broker Fees	—	—	—	12
Legal and audit fees	46,932	34,870	29,683	49,514
CCO fees (Note 2)	26,504	18,273	11,070	28,542
Trustees fees	4,736	4,777	4,721	5,169
Insurance	11,427	8,708	6,305	12,413
Printing	10,981	9,077	5,913	16,067
Registration and dues	7,329	8,571	9,559	13,522
12b-1 fees Class K (Note 2)	23,369	15,314	22,826	14,208
Shareholder service fees Class K (Note 2)	23,369	15,314	22,826	14,208
Licensing fee	42,059	30,096	18,333	76
Total expenses	932,717	864,407	645,294	1,477,145
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	(88,195)	(43,839)	(23,398)	—
Net expenses	844,522	820,568	621,896	1,477,145
Net investment income	2,775,317	1,136,376	372,943	2,806,914

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions and foreign currency	1,080,430	10,569,898	4,990,033	20,547,811
Net realized gain (loss) from futures contracts	15,399	78,996	125,810	—
Net realized gain (loss) from written options contracts	—	—	—	1,568,983
Change in unrealized appreciation (depreciation) of investments	27,825,235	10,333,330	14,383,763	(5,065,257)
Change in unrealized appreciation (depreciation) of futures	11,995	18,540	36,710	—
Change in unrealized appreciation (depreciation) of written options contracts	—	—	—	36,246
Net realized and unrealized gain (loss) on investments	28,933,059	21,000,764	19,536,316	17,087,783
Net increase (decrease) in net assets resulting from operations	$31,708,376	$22,137,140	$19,909,259	$19,894,697

See accompanying notes to financial statements.

Statements of Operations August 31, 2018 (Continued)

	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$154,125	$—
Dividend income (net of foreign tax witheld: $2,325, $23,236 respectively)	5,896,976	740,503
Total	6,051,101	740,503

Expenses
Management fees (Note 2)	2,758,813	461,420
Administration fees (Note 2)	481,885	40,309
Transfer agent fees	151,764	10,004
Accounting services	203,129	34,077
Custodian fees	40,392	3,704
Broker Fees	—	—
Legal and audit fees	131,781	15,682
CCO fees (Note 2)	83,611	6,792
Trustees fees	4,771	4,679
Insurance	33,736	3,309
Printing	63,106	9,716
Registration and dues	14,638	12,521
12b-1 fees Class K (Note 2)	64,235	—
Shareholder service fees Class K (Note 2)	64,235	—
Licensing fee	97,351	5
Total expenses	4,193,447	602,218
Less class specific expenses waived	—	—
Less reimbursement from manager (Note 2)	(1,275,279)	—
Net expenses	2,918,168	602,218
Net investment income	3,132,933	138,285

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions and foreign currency	(1,391,150)	225,352
Net realized gain (loss) from futures contracts	2,333,214	—
Net realized gain (loss) from written options contracts	—	—
Change in unrealized appreciation (depreciation) of investments	122,342,691	375,773
Change in unrealized appreciation (depreciation) of futures	226,915	—
Change in unrealized appreciation (depreciation) of written options contracts	—	—
Net realized and unrealized gain (loss) on investments	123,511,670	601,125
Net increase (decrease) in net assets resulting from operations	$126,644,603	$739,410

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017
Operations
Net investment income (loss)	$1,440,673	$1,713,710
Net realized gain (loss) on investments	98,984	352,979
Net realized gain (loss) on futures contracts	—	—
Change in unrealized appreciation (depreciation) of investments	(2,120,294)	(1,990,269)
Change in unrealized appreciation (depreciation) of futures contracts	—	—
Net increase (decrease) in net assets resulting from operations	(580,637)	76,420

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,471,475)	(1,808,992)
K shares	—	—
Distributions from realized capital gains on investments
Direct shares	(234,947)	(382,825)
K shares	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(4,769,961)	(6,997,015)
Total increase (decrease)	(7,057,020)	(9,112,412)

Net assets
Beginning of year	75,309,979	84,422,391
End of year	$68,252,959	$75,309,979
Including undistributed net investment income (loss) of:	$(27,347)	$24,057

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Operations
Net investment income (loss)	$275,977	$287,202	$38,967	$20,840	$525,502	$16,585
Net realized gain (loss) on investments	50,784	81,875	(1,308)	(749)	(1)	(142)
Net realized gain (loss) on futures contracts	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(763,008)	(683,656)	(47,606)	(16,031)	—	—
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(436,247)	(314,579)	(9,947)	4,060	525,501	16,443

Distributions to shareholders
Distributions from net investment income
Direct shares	(247,995)	(302,567)	(35,380)	(21,097)	(511,891)	(15,937)
K shares	(34,940)	(49,399)	(3,512)	—	(12,864)	(648)
Distributions from realized capital gains on investments
Direct shares	—	—	—	(1,853)	—	—
K shares	—	—	—	(559)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,936,468)	(1,784,419)	1,127,333	(134,749)	(4,336,408)	(15,680,633)
Total increase (decrease)	(2,655,650)	(2,450,964)	1,078,494	(154,198)	(4,335,662)	(15,680,775)

Net assets
Beginning of year	22,014,959	24,465,923	5,323,937	5,478,135	59,271,492	74,952,267
End of year	$19,359,309	$22,014,959	$6,402,431	$5,323,937	$54,935,830	$59,271,492
Including undistributed net investment income (loss) of:	$1,017	$3,255	$169	$—	$746	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Operations
Net investment income (loss)	$2,775,317	$2,633,977	$1,136,376	$1,081,356	$372,943	$346,448
Net realized gain (loss) on investments	1,080,430	2,529,596	10,569,898	32,665,110	4,990,033	7,422,479
Net realized gain (loss) on futures contracts	15,399	573,358	78,996	168,186	125,810	289,816
Change in unrealized appreciation (depreciation) of investments	27,825,235	17,170,998	10,333,330	(19,108,681)	14,383,763	(868,135)
Change in unrealized appreciation (depreciation) of futures contracts	11,995	(55,572)	18,540	(12,500)	36,710	(56,445)
Net increase (decrease) in net assets resulting from operations	31,708,376	22,852,357	22,137,140	14,793,471	19,909,259	7,134,163

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,509,509)	(2,679,933)	(964,222)	(974,984)	(329,299)	(288,023)
K shares	(100,982)	(120,597)	(24,370)	(21,874)	(10,369)	(20,073)
Distributions from realized capital gains on investments
Direct shares	(2,439,715)	(1,405,105)	(7,026,422)	(16,224,622)	(5,770,141)	(2,153,007)
K shares	(131,049)	(83,044)	(362,108)	(762,705)	(847,867)	(414,019)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	2,225,805	1,637,352	(1,444,057)	(19,675,674)	11,559,832	3,352,060
Total increase (decrease)	28,752,926	20,201,030	12,315,961	(22,866,388)	24,511,415	7,611,101

Net assets
Beginning of year	163,527,755	143,326,725	118,590,847	141,457,235	64,240,897	56,629,796
End of year	$192,280,681	$163,527,755	$130,906,808	$118,590,847	$88,752,312	$64,240,897
Including undistributed net investment income (loss) of:	$727,793	$562,889	$147,783	$84,651	$36,982	$38,352

	Shelton Core Value Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
Operations
Net investment income (loss)	$2,806,914	$3,115,345	$3,132,933	$2,755,475	$138,285	$48,526
Net realized gain (loss) on investments	20,547,811	23,987,840	(1,391,150)	2,754,936	225,352	1,462,719
Net realized gain (loss) on futures contracts	—	—	2,333,214	2,575,557	—	—
Net realized gain (loss) on written option contracts	1,568,983	1,247,729	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(5,065,257)	(12,351,960)	122,342,691	80,035,902	375,773	4,690,984
Change in unrealized appreciation (depreciation) of written options contracts	36,246	(12,921)			—	—
Change in unrealized appreciation (depreciation) of futures contracts	—	—	226,915	278,250	—	—
Net increase (decrease) in net assets resulting from operations	19,894,697	15,986,033	126,644,603	88,400,120	739,410	6,202,229

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,706,462)	(4,087,941)	(2,998,938)	(2,517,873)	(123,102)	—
K shares	(63,142)	(116,743)	(43,752)	(56,420)	—	—
Distributions from realized capital gains on investments
Direct shares	(19,604,495)	(22,403,863)	(4,963,602)	—	(1,115,328)	—
K shares	(607,991)	(777,863)	(257,353)	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	2,178,723	12,483,879	58,588,483	83,000,116	9,608,699	(2,825,691)
Total increase (decrease)	(908,670)	1,083,502	176,969,441	168,825,943	9,109,679	3,376,538

Net assets
Beginning of year	182,297,971	181,214,469	482,448,005	313,622,062	40,256,065	36,879,527
End of year	$181,389,301	$182,297,971	$659,417,446	$482,448,005	$49,365,744	$40,256,065
Including undistributed net investment income (loss) of:	$37,310	$—	$738,946	$716,848	$63,709	$48,526

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	192,489	$2,198,940	202,253	$2,334,099
Shares issued in reinvestment of distributions	114,416	1,299,956	144,853	1,666,434
Shares repurchased	(725,578)	(8,268,857)	(955,354)	(10,997,548)
Net increase (decrease)	(418,673)	$(4,769,961)	(608,248)	$(6,997,015)

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	410,925	$4,134,669	348,976	$3,588,611	64,564	$649,806	71,933	$742,650
Shares issued in reinvestment of distributions	23,995	241,135	28,418	293,695	3,468	34,940	4,759	49,396
Shares repurchased	(639,618)	(6,428,304)	(463,786)	(4,786,084)	(56,637)	(568,714)	(162,184)	(1,672,687)
Net increase (decrease)	(204,698)	$(2,052,500)	(86,392)	$(903,778)	11,395	$116,032	(85,492)	$(880,641)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	168,773	$1,694,764	142,377	$1,442,520	37,617	$372,176	44,496	$443,738
Shares issued in reinvestment of distributions	3,453	34,707	2,226	22,559	355	3,512	56	559
Shares repurchased	(71,877)	(722,778)	(141,705)	(1,436,452)	(25,768)	(255,048)	(60,916)	(607,673)
Net increase (decrease)	100,349	$1,006,693	2,898	$28,627	12,204	$120,640	(16,364)	$(163,376)

The United States Treasury Trust	Direct Shares		K Shares
	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2018	Year Ended August 31, 2017
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	$29,856,493	$37,959,149	$1,133,945	$1,042,695
Shares issued in reinvestment of distributions	519,278	—	13,556	—
Shares repurchased	(34,454,055)	(53,292,289)	(1,405,625)	(1,390,188)
Net increase (decrease)	$(4,078,284)	$(15,333,140)	$(258,124)	$(347,493)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	316,665	$16,512,221	306,140	$13,842,418	34,811	$1,828,998	25,622	$1,169,325
Shares issued in reinvestment of distributions	85,490	4,352,782	83,938	3,693,632	4,554	231,422	4,636	202,899
Shares repurchased	(359,933)	(18,693,030)	(335,596)	(15,410,243)	(38,443)	(2,006,588)	(40,062)	(1,860,679)
Net increase (decrease)	42,222	$2,171,973	54,482	$2,125,807	922	$53,832	(9,804)	$(488,455)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	381,155	$10,344,473	247,572	$6,346,730	36,800	$976,786	36,508	$927,951
Shares issued in reinvestment of distributions	280,625	7,493,527	675,333	16,377,277	14,653	385,802	32,692	782,176
Shares repurchased	(720,298)	(19,367,998)	(1,638,220)	(42,902,808)	(47,611)	(1,276,647)	(47,718)	(1,207,000)
Net increase (decrease)	(58,518)	$(1,529,998)	(715,315)	$(20,178,801)	3,842	$85,941	21,482	$503,127

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	742,607	$17,856,841	594,778	$13,067,620	45,402	$1,051,669	63,933	$1,384,307
Shares issued in reinvestment of distributions	259,328	5,899,905	112,142	2,416,292	38,713	858,236	20,638	434,093
Shares repurchased	(527,057)	(12,344,987)	(465,026)	(10,421,806)	(75,529)	(1,761,832)	(164,134)	(3,528,446)
Net increase (decrease)	474,878	$11,411,759	241,894	$5,062,106	8,586	$148,073	(79,563)	$(1,710,046)

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	215,616	$5,281,601	209,300	$5,292,641	23,399	$562,845	27,361	$685,712
Shares issued in reinvestment of distributions	913,658	21,786,702	1,060,142	25,761,019	28,485	671,133	37,189	894,256
Shares repurchased	(1,030,515)	(24,996,066)	(730,108)	(18,433,445)	(47,086)	(1,127,492)	(69,241)	(1,716,304)
Net increase (decrease)	98,759	$2,072,237	539,334	$12,620,215	4,798	$106,486	(4,691)	$(136,336)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	11,879,873	$200,200,836	13,571,755	$183,527,262	508,751	$8,345,968	632,252	$8,488,307
Shares issued in reinvestment of distributions	472,251	7,596,615	179,939	2,406,985	19,452	301,104	4,395	56,420
Shares repurchased	(9,057,208)	(149,920,159)	(7,914,640)	(105,704,466)	(480,106)	(7,935,881)	(423,616)	(5,774,392)
Net increase (decrease)	3,294,916	$57,877,292	5,837,054	$80,229,781	48,097	$711,191	213,031	$2,770,335

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Value	Shares	Value
Shares sold	983,082	$17,109,553	855,278	$13,291,058
Shares issued in reinvestment of distributions	68,362	1,209,178	—	—
Shares repurchased	(504,940)	(8,710,032)	(1,070,212)	(16,116,749)
Net increase (decrease)	546,504	$9,608,699	(214,934)	$(2,825,691)

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$11.65	$11.93	$11.69	$11.81	$11.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.23	0.25	0.29	0.28	0.33
Net gain (loss) on securities (both realized and unrealized)	(0.31)	(0.20)	0.24	(0.07)	0.54
Total from investment operations	(0.08)	0.05	0.53	0.21	0.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.27)	(0.29)	(0.28)	(0.33)
Distributions from capital gains	(0.04)	(0.06)	—	(0.05)	—
Total distributions	(0.28)	(0.33)	(0.29)	(0.33)	(0.33)
Net asset value, end of year	$11.29	$11.65	$11.93	$11.69	$11.81

Total return	(0.74)%	0.43%	4.60%	1.78%	7.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$68,253	$75,310	$84,422	$89,213	$97,111
Ratio of expenses to average net assets	0.76%	0.69%	0.69%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets	2.02%	2.20%	2.47%	2.41%	2.88%
Portfolio turnover	12%	7%	19%	12%	10%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$10.32	$10.61	$10.42	$10.40	$10.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.14	0.14	0.14	0.14	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.33)	(0.26)	0.20	0.02	0.02
Total from investment operations	(0.19)	(0.12)	0.34	0.16	0.21
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.17)	(0.15)	(0.14)	(0.19)
Total distributions	(0.15)	(0.17)	(0.15)	(0.14)	(0.19)
Net asset value, end of year	$9.98	$10.32	$10.61	$10.42	$10.40

Total return	(1.88)%	(1.14)%	3.25%	1.58%	2.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$15,668	$18,316	$19,754	$19,855	$22,746
Ratio of expenses to average net assets:
Before expense reimbursements	0.89%	0.81%	0.82%	0.83%	0.86%
After expense reimbursements	0.75%	0.74%	0.74%	0.74%	0.72%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.28%	1.27%	1.25%	1.29%	1.68%
After expense reimbursements	1.42%	1.34%	1.33%	1.38%	1.82%
Portfolio turnover	13%	10%	18%	18%	32%

K Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$10.35	$10.64	$10.43	$10.41	$10.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.09	0.09	0.09	0.09	0.14
Net gain (loss) on securities (both realized and unrealized)	(0.33)	(0.27)	0.20	0.03	0.01
Total from investment operations	(0.24)	(0.18)	0.29	0.12	0.15
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.11)	(0.08)	(0.10)	(0.14)
Total distributions	(0.10)	(0.11)	(0.08)	(0.10)	(0.14)
Net asset value, end of year	$10.01	$10.35	$10.64	$10.43	$10.41

Total return	(2.37)%	(1.67)%	2.77%	1.13%	1.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,691	$3,699	$4,712	$5,349	$6,085
Ratio of expenses to average net assets:
Before expense reimbursements	1.39%	1.31%	1.32%	1.33%	1.36%
After expense reimbursements	1.25%	1.24%	1.24%	1.24%	1.22%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.78%	0.77%	0.75%	0.77%	1.18%
After expense reimbursements	0.92%	0.84%	0.84%	0.88%	1.32%
Portfolio turnover	13%	10%	18%	18%	32%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014
Net asset value, beginning of year	$10.14	$10.18	$10.16	$10.17		$10.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.08	0.05	0.02	0.00		(0.01)
Net gain (loss) on securities (both realized and unrealized)	(0.10)	(0.05)	0.02	(0.01)		0.01
Total from investment operations	(0.02)	—	0.04	(0.01)		—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.04)	(0.02)	—		—
Distributions from capital gains	—	—	—	(0.00	)(b)	—
Total distributions	(0.08)	(0.04)	(0.02)	(0.00)		—
Net asset value, end of year	$10.04	$10.14	$10.18	$10.16		$10.17

Total return	(0.21)%	0.09%	0.38%	(0.07)%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,131	$4,162	$4,148	$5,223		$5,789
Ratio of expenses to average net assets:
Before expense reimbursements	1.26%	0.97%	0.95%	0.97%		1.06%
After expense reimbursements	0.60%	0.59%	0.59%	0.59%		0.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.15%	0.08%	(0.12)%	(0.36)%		(0.60)%
After expense reimbursements	0.81%	0.46%	0.24%	0.02%		(0.13)%
Portfolio turnover	28%	27%	47%	33%		28%

K Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014
Net asset value, beginning of year	$9.98	$10.02	$10.03	$10.10		$10.15
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.03	(0.01)	(0.03)	(0.05)		(0.06)
Net gain (loss) on securities (both realized and unrealized)	(0.10)	(0.03)	0.02	(0.02)		0.01
Total from investment operations	(0.07)	(0.04)	(0.01)	(0.07)		(0.05)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	—	—	—		—
Distributions from capital gains	—	— (b)	—	(0.00	)(b)	—
Total distributions	(0.03)	(0.00)	—	(0.00)		—
Net asset value, end of year	$9.88	$9.98	$10.02	$10.03		$10.10

Total return	(0.72)%	(0.35)%	(0.10)%	(0.66)%		(0.49)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,271	$1,162	$1,330	$1,503		$1,896
Ratio of expenses to average net assets:
Before expense reimbursements	1.76%	1.47%	1.45%	1.47%		1.56%
After expense reimbursements	1.10%	1.09%	1.09%	1.09%		1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.36)%	(0.44)%	(0.61)%	(0.86)%		(1.10)%
After expense reimbursements	0.29%	(0.06)%	(0.26)%	(0.48)%		(0.63)%
Portfolio turnover	28%	27%	47%	33%		28%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.01		—		—	—		—
Net gain (loss) on securities (both realized and unrealized)	—	(d)	—		—	—		—
Total from investment operations	0.01		—		—	—		—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01	)(d)	—	(d)	—	—		—
Distributions from capital gains	—		—		—	—		—
Total distributions	(0.01)		—		—	—		—
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.98%		0.03%		0.00%	0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$53,079		$57,149		$72,482	$86,224		$105,897
Ratio of expenses to average net assets:
Before expense reimbursements	0.77%		0.71%		0.71%	0.70%		0.73%
After expense reimbursements	0.46	%(b)	0.52	%(b)	0.22%	0.03	%(b)	0.03	%(b)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.65%		(0.16)%		(0.49)%	(0.67)%		(0.70)%
After expense reimbursements	0.96	%(b)	0.03	%(b)	0.00%	0.00	%(b)	0.00	%(b)

K Shares	Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.01		—		—	—		—
Net gain (loss) on securities (both realized and unrealized)	—	(d)	—		—	—		—
Total from investment operations	0.01		—		—	—		—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01	)(d)	—	(d)	—	—		—
Distributions from capital gains	—		—		—	—		—
Total distributions	(0.01)		—		—	—		—
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.65%		0.03%		0.00%	0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,864		$2,122		$2,470	$2,651		$3,013
Ratio of expenses to average net assets:
Before expense reimbursements	1.27%		1.21%		0.71%	0.70%		0.73%
After expense reimbursements	0.78	%(b)	0.52	%(b)	0.22%	0.03	%(b)	0.03	%(b)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.16%		(0.13)%		(0.49)%	(0.67)%		(0.70)%
After expense reimbursements	0.65	%(b)	0.03	%(b)	0.00%	0.00	%(b)	0.00	%(b)

(a)	Calculated based upon average shares outstanding.
(b)	Includes negative yield waiver adjustment.
(c)	K Shares are not accruing 12B-1 or shareholder servicing fees
(d)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$48.26	$42.86	$39.88	$40.61	$33.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.82	0.78	0.76	0.72	0.62
Net gain (loss) on securities (both realized and unrealized)	8.48	5.89	3.99	(0.58)	7.57
Total from investment operations	9.30	6.67	4.75	0.14	8.19
LESS DISTRIBUTIONS
Dividends from net investment income	(0.77)	(0.83)	(0.78)	(0.70)	(0.60)
Distributions from capital gains	(0.76)	(0.44)	(0.99)	(0.17)	(0.57)
Total distributions	(1.53)	(1.27)	(1.77)	(0.87)	(1.17)
Net asset value, end of year	$56.03	$48.26	$42.86	$39.88	$40.61

Total return	19.64%	15.89%	12.21%	0.29%	24.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$182,362	$155,022	$135,346	$123,138	$123,654
Ratio of expenses to average net assets:
Before expense reimbursements	0.50%	0.46%	0.47%	0.47%	0.50%
After expense reimbursements	0.45%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.53%	1.63%	1.77%	1.63%	1.52%
After expense reimbursements	1.58%	1.73%	1.88%	1.74%	1.66%
Portfolio turnover	3%	5%	1%	3%	1%

K Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$48.24	$42.88	$39.87	$40.50	$33.63
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.56	0.55	0.56	0.51	0.43
Net gain (loss) on securities (both realized and unrealized)	8.48	5.89	3.99	(0.57)	7.55
Total from investment operations	9.04	6.44	4.55	(0.06)	7.98
LESS DISTRIBUTIONS
Dividends from net investment income	(0.56)	(0.64)	(0.55)	(0.40)	(0.54)
Distributions from capital gains	(0.76)	(0.44)	(0.99)	(0.17)	(0.57)
Total distributions	(1.32)	(1.08)	(1.54)	(0.57)	(1.11)
Net asset value, end of year	$55.96	$48.24	$42.88	$39.87	$40.50

Total return	19.05%	15.31%	11.65%	(0.19)%	24.08%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,919	$8,506	$7,981	$8,063	$11,236
Ratio of expenses to average net assets:
Before expense reimbursements	1.00%	0.96%	0.97%	0.97%	1.00%
After expense reimbursements	0.95%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.03%	1.13%	1.26%	1.13%	1.01%
After expense reimbursements	1.08%	1.23%	1.37%	1.24%	1.15%
Portfolio turnover	3%	5%	1%	3%	1%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Midcap Index Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$25.75	$26.69	$28.41	$30.95	$26.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.25	0.23	0.26	0.25	0.24
Net gain (loss) on securities (both realized and unrealized)	4.61	2.95	2.73	(0.36)	5.61
Total from investment operations	4.86	3.18	2.99	(0.11)	5.85
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.21)	(0.24)	(0.28)	(0.24)
Distributions from capital gains	(1.62)	(3.91)	(4.47)	(2.15)	(1.20)
Total distributions	(1.84)	(4.12)	(4.71)	(2.43)	(1.44)
Net asset value, end of year	$28.77	$25.75	$26.69	$28.41	$30.95

Total return	19.48%	13.01%	11.86%	(0.45)%	22.63%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$124,728	$113,149	$136,371	$140,361	$169,020
Ratio of expenses to average net assets:
Before expense reimbursements	0.66%	0.62%	0.62%	0.62%	0.63%
After expense reimbursements	0.63%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.89%	0.85%	0.98%	0.81%	0.76%
After expense reimbursements	0.92%	0.89%	1.02%	0.85%	0.81%
Portfolio turnover	12%	34%	11%	15%	10%

K Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$25.44	$26.43	$28.18	$30.69	$26.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.11	0.10	0.13	0.10	0.09
Net gain (loss) on securities (both realized and unrealized)	4.55	2.92	2.71	(0.35)	5.58
Total from investment operations	4.66	3.02	2.84	(0.25)	5.67
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.10)	(0.12)	(0.11)	(0.16)
Distributions from capital gains	(1.62)	(3.91)	(4.47)	(2.15)	(1.20)
Total distributions	(1.73)	(4.01)	(4.59)	(2.26)	(1.36)
Net asset value, end of year	$28.37	$25.44	$26.43	$28.18	$30.69

Total return	18.86%	12.45%	11.31%	(0.93)%	22.01%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$6,179	$5,442	$5,086	$5,244	$7,355
Ratio of expenses to average net assets:
Before expense reimbursements	1.16%	1.12%	1.12%	1.12%	1.13%
After expense reimbursements	1.13%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.39%	0.35%	0.48%	0.31%	0.26%
After expense reimbursements	0.42%	0.39%	0.51%	0.35%	0.31%
Portfolio turnover	12%	34%	11%	15%	10%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Smallcap Index Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$22.33	$20.87	$20.60	$21.55	$19.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.13	0.13	0.12	0.14	0.10
Net gain (loss) on securities (both realized and unrealized)	6.38	2.36	2.29	0.58	3.26
Total from investment operations	6.51	2.49	2.41	0.72	3.36
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.12)	(0.14)	(0.13)	(0.09)
Distributions from capital gains	(2.29)	(0.91)	(2.00)	(1.54)	(1.34)
Total distributions	(2.41)	(1.03)	(2.14)	(1.67)	(1.43)
Net asset value, end of year	$26.43	$22.33	$20.87	$20.60	$21.55

Total return	30.95%	12.12%	12.48%	3.50%	17.28%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$78,902	$56,076	$47,351	$40,823	$41,651
Ratio of expenses to average net assets:
Before expense reimbursements	0.80%	0.78%	0.77%	0.78%	0.82%
After expense reimbursements	0.77%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.53%	0.56%	0.56%	0.62%	0.38%
After expense reimbursements	0.56%	0.60%	0.60%	0.66%	0.46%
Portfolio turnover	18%	31%	12%	12%	13%

K Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$21.85	$20.47	$20.24	$21.18	$19.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.01	0.02	0.02	0.03	(0.01)
Net gain (loss) on securities (both realized and unrealized)	6.23	2.31	2.25	0.59	3.21
Total from investment operations	6.24	2.33	2.27	0.62	3.20
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.04)	(0.04)	(0.02)	(0.03)
Distributions from capital gains	(2.29)	(0.91)	(2.00)	(1.54)	(1.34)
Total distributions	(2.32)	(0.95)	(2.04)	(1.56)	(1.37)
Net asset value, end of year	$25.77	$21.85	$20.47	$20.24	$21.19

Total return	30.26%	11.59%	11.89%	3.03%	16.64%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,851	$8,165	$9,279	$9,821	$11,448
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.28%	1.28%	1.28%	1.32%
After expense reimbursements	1.27%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.03%	0.06%	0.06%	0.12%	(0.13)%
After expense reimbursements	0.06%	0.10%	0.10%	0.16%	(0.04)%
Portfolio turnover	18%	31%	12%	12%	13%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$25.00	$26.82	$25.26	$25.98	$21.58
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.37	0.43	0.48	0.48	0.38
Net gain (loss) on securities (both realized and unrealized)	2.33	1.81	1.94	(0.74)	4.42
Total from investment operations	2.70	2.24	2.42	(0.26)	4.80
LESS DISTRIBUTIONS
Dividends from net investment income	(0.38)	(0.59)	(0.50)	(0.46)	(0.40)
Distributions from capital gains	(2.79)	(3.47)	(0.36)	—	—
Total distributions	(3.17)	(4.06)	(0.86)	(0.46)	(0.40)
Net asset value, end of year	$24.53	$25.00	$26.82	$25.26	$25.98

Total return	11.32%	9.10%	9.83%	(1.07)%	22.45%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$176,019	$176,929	$175,317	$180,408	$196,820
Ratio of expenses to average net assets:	0.78%	0.75%	0.78%	0.76%	0.83%
Ratio of net investment income (loss) to average net assets	1.52%	1.71%	1.90%	1.80%	1.58%
Portfolio turnover	35%	9%	20%	3%	3%

K Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$24.75	$26.61	$25.09	$25.76	$21.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.25	0.30	0.35	0.34	0.25
Net gain (loss) on securities (both realized and unrealized)	2.29	1.79	1.93	(0.73)	4.39
Total from investment operations	2.54	2.09	2.28	(0.39)	4.64
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.48)	(0.40)	(0.28)	(0.28)
Distributions from capital gains	(2.79)	(3.47)	(0.36)	—	—
Total distributions	(3.07)	(3.95)	(0.76)	(0.28)	(0.28)
Net asset value, end of year	$24.22	$24.75	$26.61	$25.09	$25.76

Total return	10.75%	8.57%	9.30%	(1.56)%	21.81%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,370	$5,369	$5,897	$5,789	$7,413
Ratio of expenses to average net assets:	1.28%	1.25%	1.28%	1.26%	1.33%
Ratio of net investment income (loss) to average net assets	1.02%	1.22%	1.40%	1.30%	1.08%
Portfolio turnover	35%	9%	20%	3%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$15.24	$12.25	$11.00	$10.47	$7.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.10	0.10	0.09	0.11	0.11
Net gain (loss) on securities (both realized and unrealized)	3.78	2.98	1.27	0.49	2.55
Total from investment operations	3.88	3.08	1.36	0.60	2.66
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.09)	(0.11)	(0.07)	(0.11)
Distributions from capital gains	(0.17)	—	—	—	—
Total distributions	(0.27)	(0.09)	(0.11)	(0.07)	(0.11)
Net asset value, end of year	$18.85	$15.24	$12.25	$11.00	$10.47

Total return	25.73%	25.29%	12.46%	5.78%	33.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$630,845	$460,021	$298,123	$231,322	$106,475
Ratio of expenses to average net assets:
Before expense reimbursements	0.74%	0.70%	0.74%	0.75%	0.79%
After expense reimbursements	0.51%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.36%	0.53%	0.57%	0.72%	0.95%
After expense reimbursements	0.59%	0.74%	0.82%	0.98%	1.25%
Portfolio turnover	2%	4%	7%	9%	3%

K Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$14.83	$11.93	$10.69	$10.18	$7.71
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss)(a)	0.01	0.03	0.03	0.05	0.06
Net gain (loss) on securities (both realized and unrealized)	3.67	2.91	1.24	0.48	2.48
Total from investment operations	3.68	2.94	1.27	0.53	2.54
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.04)	(0.03)	(0.02)	(0.07)
Distributions from capital gains	(0.17)	—	—	—	—
Total distributions	(0.20)	(0.04)	(0.03)	(0.02)	(0.07)
Net asset value, end of year	$18.31	$14.83	$11.93	$10.69	$10.18

Total return	25.03%	24.70%	11.96%	5.25%	33.11%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$28,573	$22,427	$15,500	$17,799	$12,214
Ratio of expenses to average net assets:
Before expense reimbursements	1.24%	1.20%	1.24%	1.24%	1.29%
After expense reimbursements	1.01%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.15)%	0.03%	0.05%	0.22%	0.39%
After expense reimbursements	0.08%	0.24%	0.30%	0.48%	0.69%
Portfolio turnover	2%	4%	7%	10%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of year	$17.32	$14.53	$13.67	$15.90	$11.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.05	0.02	(0.03)	(0.08)	(0.08)
Net gain (loss) on securities (both realized and unrealized)	0.34	2.77	0.89	(2.15)	4.02
Total from investment operations	0.39	2.79	0.86	(2.23)	3.94
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)	—	—	—	—
Distributions from capital gains	(0.46)	— (b)	— (b)	— (b)	—
Total distributions	(0.51)	—	—	—	—
Net asset value, end of year	$17.20	$17.32	$14.53	$13.67	$15.90

Total return	2.19%	19.20%	6.29%	(14.02)%	32.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$49,366	$40,256	$36,880	$29,596	$22,436
Ratio of expenses to average net assets:
Before expense reimbursements	1.30%	1.30%	1.31%	1.34%	1.54%
After expense reimbursements	1.30%	1.30%	1.31%	1.34%	1.31%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.30%	0.13%	(0.22)%	(0.53)%	(0.78)%
After expense reimbursements	0.30%	0.13%	(0.22)%	(0.53)%	(0.55)%
Portfolio turnover	13%	24%	13%	22%	5%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(d)	Commencement of operations.
(e)	Not annualized.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements	August 31, 2018

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

On July 25, 2018, a Special Meeting of Shareholders of the European Growth and Income Fund series of Shelton Funds approved a reorganization (the “Reorganization”) of the European Growth and Income Fund into Shelton International Select Equity Fund (the “International Fund”), a series of SCM Trust.

The Reorganization took place on August 24, 2018. Each shareholder of the European Growth and Income Fund received shares of the Shelton International Select Equity Fund, with no dilution in the dollar amount of his or her investment. Shareholders of the Class K and Direct Class shares of the European Growth and Income Fund received the same number of full and fractional shares of, respectively, the Investor Class and Institutional Class shares of the Shelton International Select Equity Fund, as they originally held in the European Growth and Income Fund. The Reorganization did not result in the recognition of taxable gain or loss for federal income tax purposes for the European Growth and Income Fund or its shareholders.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2018

(f) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017), or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2018 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Assets(d)	Written Options - Liabilities
California Tax-Free Income Fund	$—	$67,583,370	$—		$67,583,370	$—	$—
U.S. Government Securities Fund	—	19,209,540	—		19,209,540	—	—
Short-Term U.S. Government Bond Fund	—	6,330,413	—		6,330,413	—	—
The United States Treasury Trust Fund	—	54,439,247	—		54,439,247	—	—
S&P 500 Index Fund	191,128,933	—	—		191,128,933	229	—
S&P MidCap Index Fund	129,778,891	199,678	—		129,978,569	2,400	—
S&P SmallCap Index Fund	86,828,735	1,198,065	2,962		88,029,762	6,531	—
Shelton Core Value Fund	172,664,647	7,288,230	1,000,000	(e)	180,952,877	—	1,686,071
Nasdaq-100 Index Fund	645,712,277	11,980,652	—		657,692,929	22,553	—
Shelton Green Alpha Fund	48,132,250	—	—		48,132,250	—	—

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Preferred Stock

Level 3 Securities	Shelton Core Value Fund	S&P SmallCap Index Fund
Beginning Balance	$1,000,000	$—
Net Purchases	—	2,962
Net Sales	—	—
Total Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$1,000,000	$2,962

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2018

	Fair Value as of 8/31/18	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Amerityre Corp. 5% Preferred Conv.	$1,000,000	Market comparables and estimated recovery proceeds	Market quotes, yield quotes and option valuation*	$0.50	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security
A Schulman Inc Rights	$2,962	Based on the difference between the value of the underlying security and the cash value of the right	Impact of pending litigation relating to right issuance	$1.00	Results of pending lititgation may result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund and can use Futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2018, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 7, 5, 22, and 91, respectively. The Shelton Core Value Fund, and Shelton Green Alpha Fund held no futures contracts at August 31, 2018. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the year ended August 31, 2018:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Receivable
S&P 500 Index Fund – Equity contracts	$229
S&P MidCap Index Fund – Equity contracts	2,400
S&P SmallCap Index Fund – Equity contracts	6,531
Nasdaq-100 Index Fund – Equity contracts	22,553

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2018:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$15,399	$11,995
S&P MidCap Index Fund - Equity contracts	$78,996	$18,540
S&P SmallCap Index Fund - Equity contracts	$125,810	$36,710
Nasdaq-100 Index Fund - Equity contracts	$2,333,214	$226,915

The previously disclosed derivative instruments outstanding as of August 31, 2018, and their effect on the Statement of Operations for the period ending August 31, 2018, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund – Equity contracts	$1,798,635
S&P MidCap Index Fund – Equity contracts	$1,190,371
S&P SmallCap Index Fund – Equity contracts	$1,268,660
Nasdaq-100 Index Fund – Equity contracts	$12,846,703

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2018

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2019, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended August 31, 2018 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.07%	0.74%	1.24%	1/2/19
Short-Term U.S. Government Bond Fund	0.38%	0.59%	1.09%	1/2/19
The United States Treasury Trust(a)	0.19%	0.53%	1.03%	1/2/19
Nasdaq-100 Index Fund	0.24%	0.49%	0.99%	1/2/19

At August 31, 2018, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,326,070. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/19	Expires 8/31/20	Expires 8/31/21	Total
U.S. Government Securities Fund	$20,081	$16,422	$27,929	$64,432
Short-Term U.S. Government Bond Fund	24,167	23,105	36,555	83,827
The United States Treasury Trust	362,655	120,514	170,178	653,347
S&P 500 Index Fund	145,091	155,984	88,195	389,270
S&P MidCap Index Fund	52,995	72,425	43,839	169,259
S&P SmallCap Index Fund	18,440	24,783	23,398	66,621
Nasdaq-100 Index Fund	705,792	918,243	1,275,279	2,899,314
Total	$1,329,221	$1,331,476	$1,665,373	$4,326,070

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund. The United States Treasury Trust Fund is not charging its Shareholder Servicing Fee.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2018

For the period ended August 31, 2018, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$9,234	$9,234
Short-Term U.S. Government Bond Fund	3,011	3,002
U.S. Treasury Trust Fund	4,984	4,984
S&P 500 Index Fund	23,369	23,369
S&P MidCap Index Fund	15,314	15,314
S&P SmallCap Index Fund	22,826	22,826
Shelton Core Value Fund	14,208	14,208
Nasdaq-100 Index fund	64,235	64,235

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended August 31, 2018 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
California Tax-Free Income Fund	$8,110,424	$11,807,058	$8,110,424	$11,807,058
U.S. Government Securities Fund	2,630,293	5,527,006	—	—
Short-Term U.S. Government Bond Fund	2,370,375	1,511,060	—	—
S&P 500 Index Fund	4,585,168	5,438,533	4,587,685	5,443,832
S&P MidCap Index Fund	15,171,943	23,991,494	15,171,943	23,991,494
S&P SmallCap Index Fund	16,621,425	13,036,301	16,621,425	13,036,301
Core Value Fund	75,407,699	56,025,253	75,407,699	56,025,253
Nasdaq-100 Index Fund	64,585,868	10,650,779	64,585,868	10,650,779
Green Alpha Fund	18,309,786	5,763,805	18,309,786	5,763,805

Note 4 – OPTIONS WRITTEN

Written Options Contracts. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At August 31, 2018, the Core Value Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$1,686,071

The effect of derivative instruments on the Funds’ Statement of Operations for the year ended August 31, 2018, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize In Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$1,568,983	$36,246

Volume of derivative instruments held by the Funds during the year ended August 31, 2018, was as follows:

Derivative Type	Unit Of Measurement	Average
Written Option Contracts	Contracts	$(849,461)

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2018

Note 5- TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2018, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, distribution reclassifications, and treatment of accretion of discount. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$—	$(20,602)	$20,602
U.S. Government Securities Fund	(84,937)	4,720	80,217
Short-Term U.S. Government Bond Fund	—	94	(94)
S&P 500 Index Fund	—	78	(78)
S&P Mid Cap Index Fund	2,500,983	(84,651)	(2,416,332)
S&P SmallCap Index Fund	865,827	(34,645)	(831,182)
Core Value Fund	1,532,659	500	(1,533,159)
Nasdaq-100 Index Fund	—	(68,145)	68,145

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2018 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses	Total Distributable Earnings
California Tax-Free Income Fund	$1,631	$119,465	$—	$1,954,262	$(30,204)	$2,045,154
U.S. Government Securities Fund	1,579	—	(245,271)	(441,214)	(562)	(685,468)
Short-Term U.S. Government Bond Fund	251	—	(2,331)	(47,437)	(82)	(49,599)
The United States Treasury Trust	1,372	—	(2,297)	—	(626)	(1,551)
S&P 500 Index Fund	796,172	1,039,289	—	123,613,866	—	125,449,327
S&P Mid Cap Index Fund	1,446,338	9,086,605	—	47,471,470		58,004,413
S&P Small Cap Index Fund	289,874	4,899,621	—	29,541,369	—	34,730,864
Core Value Fund	2,664,235	19,492,878	—	52,494,634	—	74,651,747
Nasdaq-100 Index Fund	738,946	37,022	—	278,272,213	—	279,048,181
Green Alpha Fund	96,000	193,003	—	6,170,452	—	6,459,455

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2017-August 31, 2018 to the period ending August 31, 2019.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2018

Capital Losses: Capital loss carry forwards, as of August 31, 2018, available to offset future capital gains, if any, are as follows:

Expiring	U.S. Government Securities Fund	Short- Term U.S. Government Bond Fund	United States Treasury Trust Fund
2019	$245,271	$—	$—
Long Term with No Expiration	—	(2,329)	—
Short Term with No Expiration	—	(2)	2,297
Total	$245,271	$(2,331)	$2,297

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2018

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2018 and 2017 were as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
California Tax-Free Income Fund	2017	$—	$—	$382,825	$1,808,992	$2,191,817
	2018	—	—	234,947	1,471,475	1,706,422
U.S. Government Securities Fund	2017	—	351,966	—	—	351,966
	2018	—	282,935	—	—	282,935
Short-Term U.S. Government Bond Fund	2017	—	22,223	1,286	—	23,509
	2018	—	38,892	—	—	38,892
The United States Treasury Trust	2017	—	16,585	—	—	16,585
	2018	—	524,755	—	—	524,755
S&P 500 Index Fund	2017	—	3,026,980	1,261,699	—	4,288,679
	2018	—	2,799,181	2,382,074	—	5,181,255
S&P Mid Cap Index Fund	2017	—	1,909,057	16,075,128	—	17,984,185
	2018	—	1,191,336	7,185,786	—	8,377,122
S&P Small Cap Index Fund	2017	—	515,196	2,359,926	—	2,875,122
	2018	—	1,056,028	5,901,648	—	6,957,676
Shelton Core Value Fund	2017	—	7,119,101	20,267,309	—	27,386,410
	2018	—	3,972,862	19,009,228	—	22,982,090
Nasdaq-100 Index Fund	2017	—	2,574,293	—	—	2,574,293
	2018	—	4,585,875	3,677,770	—	8,263,645
Green Alpha Fund	2017	—	—	—	—	—
	2018	—	123,102	1,115,328	—	1,238,430

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2018.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
S&P 500 Index Fund:	Assets Futures Contracts	$229	$—	$229	$—	$(229)	$—
		229	—	229	—	(229)	—
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

S&P MidCap Index Fund:	Assets Futures Contracts	$2,400	$—	$2,400	$—	$(2,400)	$—
		2,400	—	2,400	—	(2,400)	—
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

S&P SmallCap Index Fund:	Assets Futures Contracts	$6,531	$—	$6,531	$—	$(6,531)	$—
		6,531	—	6,531	—	(6,531)	—
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2018

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
Nasdaq-100 Index Fund:	Assets Futures Contracts	$22,553	$—	$22,553	$—	$(22,533)	$—
		22,553	—	22,553	—	(22,533)	—
	Liabilities
	Future Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 7 – SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of August 31, 2018. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC- 0330. The information filed in the Form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
of Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund (the “Funds”), each a series of Shelton Funds (the “Trust”), including the schedules of investments, as of August 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1986.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2018

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman of the Board, Trustee, President	Since August, 1998, Since August 1999, Since August 1999
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since May, 2006
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since May, 2006
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since February, 2010
Gregory T. Pusch	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chief Compliance Officer, Secretary	Since March, 2017

Each Trustee oversees the Trust’s ten Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

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ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)	The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $135,300 for the fiscal year ended August 31, 2018 and $131,400 for the fiscal year ended August 31, 2017.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $28,600 for the fiscal year ended August 31, 2018 and $27,750 for the fiscal year ended August 31, 2017.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2018 and $0 for the fiscal year ended August 31, 2017.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 30, 2018

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: October 30, 2018